As filed with the Securities and Exchange Commission on February 26, 1998

                                       Securities Act Registration No. 333-23593
                               Investment Company Act Registration No. 811-08101

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]
                         PRE-EFFECTIVE AMENDMENT NO. 1                       [X]
                         POST-EFFECTIVE AMENDMENT NO.                        [_]


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                   AMENDMENT NO. 1                       [X]
                        (Check appropriate box or boxes)

                             ---------------------

                  PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
               (Exact name of registrant as specified in charter)


                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973)367-7530
                               -------------------


                               S. JANE ROSE, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS
                   PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
                             REGISTRATION STATEMENT.
                              -------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
[_]  immediately  upon  filing  pursuant  to paragraph  (b)
[_]  on (date)  pursuant to  paragraph  (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective Amendment.
                              -------------------

Title of Securities Being Registered....Shares of Common Stock, $.0001 Par Value

                              -------------------
     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)
                              -------------------

N-1A Item No.                                                                 Location
------------                                                                  --------
PART A
Item 1.   Cover Page.....................................................     Cover Page
Item 2.   Synopsis.......................................................     Fund Expenses; Fund Highlights
Item 3.   Condensed Financial Information................................     Fund Expenses; How the Fund
                                                                              Calculates Performance
Item 4.   General Description of Registrant..............................     Cover Page; Fund Highlights; How the
                                                                              Fund Invests; General Information
Item 5.   Management of the Fund.........................................     Financial Highlights; How the Fund
                                                                              is Managed; General Information;
                                                                              Shareholder Guide
Item 5A.  Management's Discussion of Fund Performance....................     Not Applicable
Item  6.  Capital Stock and Other Securities.............................     Taxes, Dividends and Distributions;
                                                                              General Information; Shareholder
                                                                              Guide
Item  7.  Purchase of Securities Being Offered...........................     Shareholder Guide; How the Fund
                                                                              Values its Shares; How the Fund is
                                                                              Managed
Item  8.  Redemption or Repurchase.......................................     Shareholder Guide; How the Fund
                                                                              Values its Shares
Item  9.  Pending Legal Proceedings......................................     Not Applicable

PART B

Item 10.  Cover Page.....................................................     Cover Page
Item 11.  Table of Contents..............................................     Table of Contents
Item 12.  General Information and History................................     Not Applicable
Item 13.  Investment Objectives and Policies.............................     Investment Objective and Policies;
Item 14.  Management of the Fund.........................................     Directors and Officers; Manager;
Item 15.  Control Persons and Principal Holders of Securities............     Not Applicable
Item 16.  Investment Advisory and Other Services.........................     Manager; Distributor; Custodian,
                                                                              Transfer and Dividend Disbursing
                                                                              Agent
                                                                              and Independent Accountants
Item 17.  Brokerage Allocation and Other Practices.......................     Portfolio Transactions and Brokerage
Item 18.  Capital Stock and Other Securities.............................     Not Applicable
Item 19.  Purchase, Redemption and Pricing of Securities Being Offered...     Purchase and Redemption of Fund
                                                                              Shares; Shareholder Investment
                                                                              Account; Net Asset Value
Item 20.  Tax Status.....................................................     Taxes, Dividends and Distributions
Item 21.  Underwriters...................................................     Distributor
Item 22.  Calculation of Performance Data................................     Performance Information
Item 23.  Financial Statements...........................................     Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.


--------------------------------------------------------------------------------

PROSPECTUS DATED MARCH 13, 1998

--------------------------------------------------------------------------------

Prudential High Yield Total Return Fund, Inc. (the Fund) is an open-end, diversified, management investment company whose investment objective is total return through high current income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in high yield fixed income securities, equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stocks. Under normal circumstances, the Fund intends to invest at least 65% of its total assets in such securities. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies."

THE FUND INVESTS IN LOWER RATED AND UNRATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS," INCLUDING DEFAULTED AND DISTRESSED SECURITIES. THESE SECURITIES ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NONPAYMENT OF INTEREST, INCLUDING DEFAULT RISK, THAN HIGHER RATED BONDS. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. SEE "HOW THE FUND INVESTS--INVESTMENT OBJECTIVE AND POLICIES--RISK FACTORS RELATING TO INVESTING IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE (JUNK BONDS)" AND "RISK FACTORS RELATING TO INVESTING IN DISTRESSED SECURITIES."

There will be an initial offering of shares of the Fund during a subscription period commencing on or about March 26, 1998 and currently expected to end on or about May 8, 1998. Shares of the Fund subscribed for during the subscription period will be issued at a net asset value of $10.00 per share (plus any applicable sales charge) on a closing date, which is expected to occur on May 13, 1998. The continuous offering of shares is expected to commence on June 8, 1998. See "Shareholder Guide--How to Buy Shares of the Fund."

The Fund's address is Gateway Center Three,  100 Mulberry  Street,  Newark,  New
Jersey    07102-4077,    and   its   telephone   number   is   (800)   225-1852.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and is available at the Prudential Web site of The Prudential Insurance Company of America (http://www.Prudential.com). Additional information about the Fund has been filed with the Securities and Exchange Commission (the Commission) in a Statement of Additional Information, dated March 13, 1998, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above. The Commission maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund.

-------------------------------------------------------------------------------
Investors are advised to read the Prospectus and retain it for future reference.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

        The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

WHAT IS PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.?

         Prudential High Yield Total Return Fund, Inc. is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified, management investment company.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

         The Fund's investment objective is total return through high current income and capital appreciation. It seeks to achieve this objective by investing primarily in high yield fixed income securities, equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stocks. See "How the Fund Invests--Investment Objective and Policies" at page 6.


WHAT ARE THE FUND'S RISK FACTORS AND SPECIAL CHARACTERISTICS?


      The Fund invests in low quality fixed income securities commonly referred to as "junk bonds." Investments of this type are subject to greater risk of loss of principal and nonpayment of interest, and may be in default of principal and/or interest payments. See "How the Fund Invests--Investment Objective and Policies--Risk Factors Relating to Investing in Debt Securities Rated Below Investment Grade (Junk Bonds)" at page 9. The Fund may invest in securities issued by foreign companies and foreign governments, including securities denominated in U.S. dollars and foreign currencies, which involve risks not typically associated with U.S. investments. See "How the Fund Invests--Risk Factors and Special Considerations Relating to Investing in Foreign Securities" at page 12. The Fund may invest in debt or equity securities of financially or operationally troubled issuers (distressed securities). These securities may be subject to greater credit or market risk or price volatility than other securities in which the Fund may invest. See "How the Fund Invests--Investment Objective and Policies -- Risk FactorS Relating to Investing in Distressed Securities" at page 13. The Fund may also engage in various hedging and return enhancement strategies involving derivatives, including the purchase and sale of put and call options on securities, stock indices and foreign currencies, the purchase and sale of foreign currency exchange contracts and transactions involving futures contracts and related options. See "How the Fund
Invests--Risks of Hedging and Return Enhancement Strategies" at page 14. The Fund may engage in short selling, which entails additional risks. See "How the Fund Invests--Other Investments and Investment Policies--Short Sales" at pages
16. As with an investment in any mutuaL fund, an investment in this Fund can decrease in value and you can lose money.


WHO MANAGES THE FUND?


      Prudential Investments Fund Management LLC (PIFM or the Manager) is the manager of the Fund and is compensated for its services at an annual rate of .65 of 1% of the Fund's average daily net assets. As of December 31, 1997, PIFM served as manager or administrator to 64 investment companies, including 42 mutual funds, with aggregate assets of approximately $62 billion. The Prudential Investment Corporation, which does business under the name of Prudential Investments (PI, the Subadviser or the investment adviser) furnishes investment advisory services in connection with the management of the Fund under a Subadvisory Agreement with PIFM. See "How the Fund is Managed--Manager" at page 17.


WHO DISTRIBUTES THE FUND'S SHARES?


      Prudential Securities Incorporated (Prudential Securities, PSI or the Distributor), a major securities underwriter and securities and commodities broker, acts as the Distributor of the Fund's Class A, Class B, Class C and
Class Z shares. The Distributor is paid a distribution and service fee with respect to Class A shares which is currently being charged at the annual rate of
 .15 of 1% of the average daily net assets of the Class A shares and is paid a distribution and service fee with respect to Class B and Class C shares which is currently being charged at an annual rate of .75 of 1% of the average daily net assets of each of the Class B and Class C shares. The Distributor incurs the expenses of distributing the Class Z shares under a distribution agreement with the Fund, none of which is reimbursed by or paid for by the Fund. See "How the Fund is Managed--Distributor" at page 17.


WHAT IS THE MINIMUM INVESTMENT?


      The minimum initial investment for Class A and Class B shares is $1,000 and is $5,000 for Class C Shares. The minimum subsequent investment is $100 for Class A, Class B and Class C shares. There is no minimum initial or subsequent investment requirement for Class Z shares. There is no minimum initial requirement for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide--How to Buy Shares of the Fund" at page 24 and "Shareholder Guide--Shareholder Services" at page 36.


HOW DO I PURCHASE SHARES?


      You may purchase shares of the Fund through Prudential Securities, Pruco Securities Corporation (Prusec) or directly from the Fund, through its transfer agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), at the net asset value per share (NAV) next determined after receipt of your purchase order by the Transfer Agent or Prudential Securities plus a sales charge which may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at NAV without any sales charge. See "How the Fund Values its Shares" at page 20 and "Shareholder Guide--How to Buy Shares of the Fund" at page 24.


WHAT ARE MY PURCHASE ALTERNATIVES?

    THE FUND OFFERS FOUR CLASSES OF SHARES:

    . Class A Shares:   Sold  with an  initial  sales  charge of up to 4% of the
                        offering price.

    . Class B Shares:   Sold without an initial  sales charge but are subject to
                        a contingent deferred sales charge or CDSC (declining from 5% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase.
                        Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class
                        B shares  will  automatically  convert to Class A shares
                        (which are subject to lower ongoing distribution-related expenses) approximately seven years after purchase.

     . Class C Shares:  Sold  without an initial  sales charge but, for one year after purchase, are subject to a CDSC of 1% on redemptions. Like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but do not convert to another class.


     . Class Z Shares:  Sold without either an initial sales charge or CDSC to a limited group of investors. Class Z shares are not subject to any ongoing service or distribution-related expenses.

     See "Shareholder Guide--Alternative Purchase Plan" at page 26.


HOW DO I SELL MY SHARES?


      You may redeem your shares at any time at the NAV next determined after Prudential Securities or the Transfer Agent receives your sell order. However, the proceeds of redemptions of Class B and Class C shares may be subject to a CDSC. See "Shareholder Guide--How to Sell Your Shares" at page 30. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about selling their Class Z shares.


HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?


      The Fund expects to declare daily and pay monthly dividends of net investment income and make distributions of any net capital gains, if any, at least annually. Dividends and distributions will be automatically reinvested in additional shares of the Fund at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 21.

--------------------------------------------------------------------------------
                                  FUND EXPENSES
--------------------------------------------------------------------------------

                                                      CLASS A          CLASS B              CLASS C         CLASS Z
                                                      SHARES           SHARES               SHARES          SHARES
                                                      -------          -------              -------         -------
SHAREHOLDER TRANSACTION EXPENSES+
    Maximum Sales Load Imposed on Purchases
       (as a percentage of offering price).......      4%                None                None             None
    Maximum  Sales  Load  Imposed  on  Reinvested
       Dividends.................................      None              None                None             None
    Maximum  Deferred Sales Load (as a percentage
       of original puchase price or redemption
       proceeds, whichever is lower).............      None      5% during the first    1% on redemptions     None
                                                                 year, decreasing by 1%  made within one
                                                                     annually to         year ofpurchase
                                                                 1% in the fifth and
                                                                 the sixth years and
                                                                  0% in the seventh
                                                                        year*

    Redemption Fees..............................      None              None                None             None
    Exchange Fees................................      None              None                None             None


                                                      CLASS A           CLASS B             CLASS C         CLASS Z
                                                      SHARES            SHARES              SHARES          SHARES
                                                      -------          -------              -------         -------

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
    Management Fees..............................      .65%              .65%                .65%             .65%
    12b-1 Fees (After Reduction)++...............      .15%              .75%                .75%             None
    Other Expenses (After Reimbursement).........      .50%              .50%                .50%             .50%
                                                       ---               ---                 ---              ---
    Total   Fund   Operating    Expenses   (After
    Reduction and Reimbursement).................     1.30%             1.90%                1.90%            1.15%
                                                      ====              ====                 ====             ====

EXAMPLE                                                                           1 YEAR 3 YEARS
                                                                                  ------ -------
You would pay the  following  expenses on a $1,000  investment, assuming (1) 5% annual  return and (2) redemption at the end of each time period:
      Class A...................................................................  $ 53   $ 80
      Class B...................................................................  $ 69   $ 90
      Class C...................................................................  $ 29   $ 60
      Class Z...................................................................  $ 12   $ 37

You would pay the following expenses on the same investment, assuming no redemption:

      Class A...................................................................  $ 53   $ 80
      Class B...................................................................  $ 19   $ 60
      Class C...................................................................  $ 19   $ 60
      Class Z...................................................................  $ 12   $ 37


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The purpose of this table is to assist an investor in understanding the various types of costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." The example is based on, and "Other Expenses" include, estimated operating expenses of the Fund for the fiscal year ending March 31, 1999, such as Directors' and professional fees, registration fees, reports to shareholders and transfer agency and custodian (domestic and foreign) fees (but excluding foreign withholding taxes).
-------------------
*  Class  B  shares  will  automatically   convert  to  Class  A  shares
   approximately seven years after purchase. See "Shareholder Guide--Conversion Feature-- Class B Shares."

+ Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges (Rule 12b-1 fees) on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on each class of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Fund is Managed--Distributor."

++ Although the Class A, Class B and Class C Distribution and Service Plans provide that the Fund may pay up to an annual rate of .30 of 1% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B and Class C shares, the Distributor has agreed to limit its distribution fees with respect to Class A shares of the Fund so as not to exceed .15 of 1% of the average daily net assets of the Class A shares, and to limit its distribution fees to no more than .75 of 1% of the average daily net assets of each of the Class B and Class C shares, for the fiscal year ending March 31, 1999. Total Fund Operating Expenses without such limitations would be 1.45% for Class A shares and 2.15% for Class B and Class C shares. See "How the Fund is Managed--Distributor."

--------------------------------------------------------------------------------
                              HOW THE FUND INVESTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


      The Fund's investment objective is total return through high current income and capital appreciation. The Fund will seek to achieve its objective by investing primarily in high yield fixed income securities, equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stocks. Under normal circumstances, the Fund intends to invest 65% of its total assets in such securities. THERE CAN BE NO ASSURANCE THAT THE FUND'S OBJECTIVE WILL BE ACHIEVED. See "Investment Objective and Policies" and "Portfolio Characteristics" in the Statement of Additional Information.


      THE FUND IS A VEHICLE FOR DIVERSIFICATION OF YOUR OVERALL PORTFOLIO. IT IS NOT INTENDED TO CONSTITUTE A BALANCED INVESTMENT PROGRAM. AS WITH AN INVESTMENT IN ANY MUTUAL FUND, AN INVESTMENT IN THIS FUND CAN DECREASE IN VALUE AND YOU CAN LOSE MONEY.


      The higher yields sought by the Fund are generally obtainable from securities rated in the lower categories by recognized rating services. The Fund expects to seek high current income by investing in high yield fixed income securities. High yield fixed income securities are fixed income securities rated lower than Baa by Moody's Investors Service, Inc. (Moody's), or lower than BBB by Standard & Poor's Ratings Group (Standard & Poor's) or comparably rated by any other Nationally Recognized Statistical Rating Organization (NRSRO), or unrated securities determined by the Subadviser to be of comparable quality. Corporate bonds rated below Baa by Moody's and BBB by Standard & Poor's are considered speculative. The Fund may invest in bonds rated below Caa by Moody's or CCC by Standard & Poor's, including bonds in the lowest ratings categories (C for Moody's and D for Standard and Poor's) and unrated bonds of comparable quality. Such securities are highly speculative and may be in default of principal and/or interest payments. A description of corporate bond ratings is contained in Appendix A to this Prospectus.

      Lower rated and comparable unrated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since lower rated securities generally involve greater risk of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in securities which carry lower ratings and in comparable unrated securities.


      The investment adviser will perform its own investment analysis and will not rely principally on the ratings assigned by the rating services, although such ratings will be considered by the investment adviser. The investment adviser will consider, among other things, the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund's portfolio.


      High yield fixed income securities may also provide the potential for capital appreciation, in addition to providing the potential for high current income. Equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stock may also provide the potential for capital appreciation, and in certain instances, the potential for high current income. The Fund will seek capital appreciation by investing in securities which may be expected by the Subadviser to appreciate in value as a result of declines in long term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating, or a combination of both.

      A convertible security is typically a corporate bond or preferred stock that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are generally senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.


      In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

      The Fund's portfolio may include securities of financially troubled or bankrupt companies (financially troubled issuers) and securities of companies, that in the view of Subadviser are currently undervalued, out of favor or price depressed relative to their long term potential for growth and income (operationally troubled issuers) (collectively distressed securities). Investment in distressed securities involves certain risks. See "Risk Factors Relating to Investing in Distressed Securities below."

      As stated above, the Fund will seek to achieve its objective by investing primarily in high yield fixed income securities, equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stock. The balance of the Fund's assets may be invested in any other securities believed by the Subadviser to be consistent with the Fund's investment objective, including higher rated fixed income securities, common stocks and other equity securities. When prevailing economic conditions cause a narrowing of the spreads between the yields derived from lower rated or comparable unrated securities and those derived from higher rated issues, the Fund may invest in higher rated fixed income securities which provide similar yields but have less risk. Generally, the Fund's average weighted maturity will range from 3 to 12 years.

      WHEN MARKET CONDITIONS DICTATE A MORE DEFENSIVE INVESTMENT STRATEGY, THE FUND MAY INVEST TEMPORARILY IN SHORT TERM OBLIGATIONS OF, OR SECURITIES GUARANTEED BY, THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES OR IN HIGH QUALITY OBLIGATIONS OF BANKS AND CORPORATIONS. THE YIELD ON THESE SECURITIES WILL TEND TO BE LOWER THAN THE YIELD ON OTHER SECURITIES TO BE PURCHASED BY THE FUND.


ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES


      THE FUND MAY INVEST IN ZERO COUPON, PAY-IN-KIND OR DEFERRED PAYMENT SECURITIES. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income." The Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. See "Portfolio Characteristics--Zero Coupon, Pay-in-Kind or Deferred Payment Securities" in the Statement of Additional Information.

FOREIGN SECURITIES


      The Fund may invest up to 35% of its total assets in equity and fixed income securities of foreign issuers denominated in U.S. dollars and up to 5% of its total assets in foreign currency denominated securities issued by foreign and domestic issuers. American and global depositary receipts are not included in this 35% limitation. American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and other types of depositary receipts evidence ownership of underlying securities issued by a foreign corporation that have been deposited with a depositary or custodian bank, typically a U.S. bank or trust company. Depositary receipts may be issued in connection with an offering of securities by the issuer of the underlying securities or issued by a depositary bank as a vehicle to promote investment and trading in the underlying securities. While depositary receipts may not necessarily be denominated in the same currency as the underlying securities, the risks associated with foreign securities also generally apply to depositary receipts. See "Risk Factors and Special Considerations Relating to Investing in Foreign Securities" below.


      FOREIGN GOVERNMENT SECURITIES. Foreign government securities include debt securities issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies, supranational entities and other governmental entities (collectively, Government Entities) denominated in U.S. dollars or foreign currencies. A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank and the Asian Development Bank. Debt securities of "quasi-governmental entities" are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by national government's "full faith and credit" and general taxing powers. Examples of quasi-governmental entities include, among others, the Province of Ontario and the City of Stockholm. Foreign government securities also include mortgage-backed securities issued by Government Entities.

LOAN PARTICIPATIONS AND ASSIGNMENTS


      The Fund may invest in bank debt which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans iwhich are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets, the arrangement of longer term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (Lenders), including banks. The Fund's investment may be in the form of participations in loans (Participations) or of assignments of all or a portion of loans from third parties (Assignments).


      Participations differ both from the public and private debt securities typically held by the Fund and from Assignments. In Participations, the Fund has a contractual relationship only with the Lender, not with the borrower. As a result, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. In Assignments, by contrast, the Fund acquires direct rights against the borrower, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. See "Portfolio Characteristics -- Bank Debt" in the Statement of Additional Information.

      The Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

EQUITY SECURITIES


      The Fund may invest in equity securities, including distressed securities, as described above. Equity securities include foreign and domestic common stocks and rights and warrants. To the extent the Fund invests in equity securities, there may be a diminution in the Fund's overall yield. See "Risk Factors Relating to Investing in Distressed Securities" below.


TRADE CLAIMS


      The Fund may invest in trade claims, which are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low quality obligations, trade claims have other risks, including (i) the possibility that the amount of the claim may be disputed by the obligor, (ii) the debtor may have a variety of defenses to assert against the claim under the bankruptcy code, (iii) volatile pricing due to a less liquid market, including a small number of brokers for trade claims and a small universe of potential buyers, (iv) the risk that the Fund may be obligated to purchase a trade claim larger than initially anticipated, and (v) the risk of failure of sellers of trade claims to indemnify the Fund against loss due to the bankruptcy or insolvency of such sellers. The negotiation and enforcement of rights in connection with trade claims may result in higher legal expenses to the Fund, which may reduce return on such investments. It is not unusual for trade claims to be priced at a discount to publicly traded securities that have an equal or lower priority claim. Additionally, trade claims may be treated as non-securities investments. As a result, any gains may be considered "non-qualifying" under the Internal Revenue Code of 1986, as amended (Internal Revenue Code). See "Taxes, Dividends and Distributions" in the Statement of Additional Information.


HEDGING AND RETURN ENHANCEMENT STRATEGIES


THE FUND MAY ENGAGE IN VARIOUS PORTFOLIO STRATEGIES, INCLUDING USING DERIVATIVES, TO REDUCE CERTAIN RISKS OF ITS INVESTMENTS AND TO ATTEMPT TO ENHANCE RETURN, BUT NOT FOR SPECULATION. THESE STRATEGIES CURRENTLY INCLUDE FUTURES CONTRACTS AND OPTIONS THEREON (INCLUDING INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON), OPTIONS ON SECURITIES, FINANCIAL INDICES AND CURRENCIES, AND FORWARD CURRENCY EXCHANGE CONTRACTS. THE FUND, AND THUS ITS INVESTORS, MAY LOSE MONEY THROUGH ANY UNSUCCESSFUL USE OF THESE STRATEGIES. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Portfolio Characteristics" in the Statement of Additional Information. New financial products and risk management techniques continue to be developed and the Fund may use these new investments and techniques to the extent consistent with its investment objective and policies.


      FUTURES CONTRACTS AND OPTIONS THEREON

      THE FUND MAY PURCHASE AND SELL FINANCIAL FUTURES CONTRACTS AND OPTIONS THEREON WHICH ARE TRADED ON A COMMODITIES EXCHANGE OR BOARD OF TRADE TO REDUCE CERTAIN RISKS OF ITS INVESTMENTS AND TO ATTEMPT TO ENHANCE RETURN IN ACCORDANCE WITH REGULATIONS OF THE COMMODITY FUTURES TRADING COMMISSION (CFTC). THESE FUTURES CONTRACTS AND

RELATED OPTIONS WILL BE ON DEBT SECURITIES, INCLUDING U.S. GOVERNMENT SECURITIES, FINANCIAL INDICES AND FOREIGN CURRENCIES. THE FUND, AND THUS ITS INVESTORS, MAY LOSE MONEY THROUGH ANY UNSUCCESSFUL USE OF THESE STRATEGIES. A futures contract is an agreement to purchase or sell an agreed amount of securities or currencies at a set price for delivery in the future. A stock index futures contract is an agreement to deliver an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on an agreed future date and the contract price. The Fund may purchase and sell futures contracts as a hedge against changes resulting from market conditions in the value of securities which are held in the Fund's portfolio or which the Fund intends to acquire.


      The Fund may not purchase or sell futures contracts and related options to attempt to enhance return, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures and options on futures and premiums paid for such related options would exceed 5% of the liquidation value of the Fund's total assets. The Fund may purchase and sell futures contracts and related options, without limitation, for bona fide hedging purposes in accordance with regulations of the CFTC (i.e., to reduce certain risks of its investments). The value of all futures contracts sold will not exceed the total market value of the Fund's portfolio.


      Futures contracts and related options are generally subject to segregation and coverage requirements of the CFTC or the Commission. If the Fund does not hold the security underlying the futures contract, the Fund will be required to segregate on an ongoing basis cash or other liquid assets in an amount at least equal to the Fund's obligations with respect to such futures contracts.


      THE FUND'S SUCCESSFUL USE OF FUTURES CONTRACTS AND RELATED OPTIONS DEPENDS UPON THE INVESTMENT ADVISER'S ABILITY TO PREDICT THE DIRECTION OF THE MARKET AND IS SUBJECT TO VARIOUS ADDITIONAL RISKS. The correlation between movements in the price of a futures contract and the movements in the index or price of the currencies being hedged is imperfect and there is a risk that the value of the indices or currencies being hedged may increase or decrease at a greater rate than the related futures contracts, resulting in losses to the Fund. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of futures contracts or related options may vary, either up or down, from the previous day's settlement price. These daily limits may restrict the Fund's ability to purchase or sell certain futures contracts or related options on any particular day.

      OTHER OPTIONS TRANSACTIONS

      THE FUND MAY PURCHASE AND WRITE (I.E., SELL) PUT AND CALL OPTIONS ON SECURITIES, FINANCIAL INDICES AND CURRENCIES THAT ARE TRADED ON U.S. OR FOREIGN SECURITIES EXCHANGES OR IN THE OVER-THE-COUNTER (OTC) MARKET TO HEDGE THE FUND'S PORTFOLIO OR TO ATTEMPT TO ENHANCE RETURN. These options will be on equity and debt securities, including U.S. Government securities, financial indices, including stock indices (e.g., S&P 500), and foreign currencies. The Fund may write covered put and call options to attempt to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. The Fund may also purchase put and call options to offset previously written put and call options of the same series. See "Portfolio Characteristics--Options on Securities" in the Statement of Additional Information.

      A CALL OPTION GIVES THE PURCHASER, IN EXCHANGE FOR A PREMIUM PAID, THE RIGHT FOR A SPECIFIED PERIOD OF TIME TO PURCHASE THE SECURITIES OR CURRENCY SUBJECT TO THE OPTION AT A SPECIFIED PRICE (THE EXERCISE PRICE OR STRIKE PRICE). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When the Fund writes a call option, the Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. There is no limitation on the amount of call options the Fund may write.

      A PUT OPTION GIVES THE PURCHASER, IN RETURN FOR A PREMIUM, THE RIGHT, FOR A SPECIFIED PERIOD OF TIME, TO SELL THE SECURITIES OR CURRENCY SUBJECT TO THE OPTION TO THE WRITER OF THE PUT AT THE SPECIFIED EXERCISE PRICE. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.


      THE FUND WILL WRITE ONLY "COVERED" OPTIONS. A written option is covered if, as long as the Fund is obligated under the option, it (i) owns an offsetting position in the underlying security or currency or (ii) segregates cash or other liquid assets in an amount equal to or greater than its obligation under the option. Under the first circumstance, the Fund's losses are limited because it owns the underlying security; under the second circumstance, in the case of a written call option, the Fund's losses are potentially unlimited. See "Portfolio Characteristics--Options on Securities" in the Statement of Additional Information.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      THE FUND MAY ENTER INTO FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO PROTECT THE VALUE OF ITS ASSETS AGAINST FUTURE CHANGES IN THE LEVEL OF CURRENCY EXCHANGE RATES. The Fund may enter into such contracts on a spot, i.e., cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

      THE  FUND'S  DEALINGS  IN  FORWARD  CONTRACTS  WILL BE  LIMITED TO HEDGING
INVOLVING EITHER SPECIFIC TRANSACTIONS OR PORTFOLIO POSITIONS. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and Fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency or in a different currency (cross hedge). Although there are no limits on the number of forward contracts which the Fund may enter into, the Fund may not position hedge (including cross hedges) with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of foreign currency) of the securities being hedged. See "Portfolio Characteristics--Risks Related to Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

RISK FACTORS RELATING TO INVESTING IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE (JUNK BONDS)


      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield or high risk) securities (commonly referred to as "junk bonds") are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The investment adviser considers both credit risk and market risk in making investment decisions for the Fund. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short term investing.


      Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. During an economic downturn or recession, securities of highly leveraged issuers are more likely to default than securities of higher rated issuers. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the investment adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's NAV. Under the circumstances where the Fund owns the majority of an issue, market and credit risks may be greater.


      Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.


      The Fund may invest in securities having the lowest ratings assigned by nationally recognized statistical ratings organizations or no rating but judged by the Subadviser to be of comparable quality. Debt rated BB, B, CCC, CC and C by Standard & Poor's, and debt rated Ba, B, Caa, Ca and C by Moody's is regarded by the rating agency, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB/Ba indicates the lowest degree of speculation and D/C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Standard & Poor's is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Debt rated D by Standard & Poor's is in payment default. Moody's does not have a D rating. See "Description of Security Ratings" in the Appendix.


      Ratings of fixed income securities represent the rating agencies' opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.


RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO INVESTING IN FOREIGN SECURITIES


      FOREIGN SECURITIES INVOLVE CERTAIN RISKS, WHICH SHOULD BE CONSIDERED CAREFULLY BY AN INVESTOR IN THE FUND. THESE RISKS INCLUDE POLITICAL OR ECONOMIC INSTABILITY IN THE COUNTRY OF THE ISSUER, THE DIFFICULTY OF PREDICTING INTERNATIONAL TRADE PATTERNS, THE POSSIBILITY OF IMPOSITION OF EXCHANGE CONTROLS AND THE RISK OF CURRENCY FLUCTUATIONS. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company or government than about a domestic company or the U.S. Government. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States and there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment. In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. These investments, however, may be less liquid than the securities of U.S. corporations. In the event of default of any such foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such securities.

      INVESTING  IN THE  SECURITIES  MARKETS OF  DEVELOPING  COUNTRIES  INVOLVES
EXPOSURE TO ECONOMIES THAT ARE GENERALLY LESS DIVERSE AND MATURE AND TO POLITICAL SYSTEMS WHICH CAN BE EXPECTED TO HAVE LESS STABILITY THAN THOSE OF DEVELOPED COUNTRIES. HISTORICAL EXPERIENCE INDICATES THAT THE MARKETS OF DEVELOPING COUNTRIES HAVE BEEN MORE

VOLATILE THAN THE MARKETS OF DEVELOPED COUNTRIES. THE RISKS ASSOCIATED WITH INVESTMENTS IN FOREIGN SECURITIES MAY BE GREATER WITH RESPECT TO INVESTMENTS IN DEVELOPING COUNTRIES AND ARE CERTAINLY GREATER WITH RESPECT TO INVESTMENTS IN THE SECURITIES OF FINANCIALLY AND OPERATIONALLY TROUBLED ISSUERS.

      ADDITIONAL COSTS COULD BE INCURRED IN CONNECTION WITH THE FUND'S INTERNATIONAL INVESTMENT ACTIVITIES. Foreign brokerage commissions are generally higher than United States brokerage commissions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances) may be associated with the maintenance of assets in foreign jurisdictions.

      If the security is denominated in a foreign currency, it will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes also will affect the Fund's income and distributions to shareholders. In addition, although the Fund will receive income in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make such distributions, particularly in instances in which the amount of income the Fund is required to distribute is not immediately reduced by the decline in such currency. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.


      The Fund may, but need not, enter into forward foreign currency exchange contracts, options on foreign currencies and futures contracts on foreign currencies and related options, for hedging purposes, including: locking in the U.S. dollar price of the purchase or sale of securities denominated in a foreign currency; locking in the U.S. dollar equivalent of dividends to be paid on such securities which are held by the Fund; and protecting the U.S. dollar value of such securities which are held by the Fund.


RISK FACTORS RELATING TO INVESTING IN DISTRESSED SECURITIES

      Distressed securities involve a high degree of credit and market risk and may be subject to greater price volatility than other securities in which the Fund invests.

      Although the Fund will invest in select companies which in the view of the Subadviser have the potential over the long term for capital growth, there can be no assurance that such financially or operationally troubled companies can be successfully transformed into profitable operating companies. There is a possibility that the Fund may incur substantial or total losses on its investments. During an economic downturn or recession, securities of financially troubled issuers are more likely to go into default than securities of other issuers. In addition, it may be difficult to obtain information about financially and operationally troubled issuers.

      Securities of financially troubled issuers are less liquid and more volatile than securities of companies not experiencing financial difficulties. The market prices of such securities are subject to erratic and abrupt market movements and the spread between bid and asked prices may be greater than normally expected. In addition, it is anticipated that many of such portfolio investments may not be widely traded and that the Fund's position in such securities may be substantial relative to the market for such securities. As a result, the Fund may experience delays and incur losses and other costs in connection with the sale of its portfolio securities.

      Distressed securities which the Fund may purchase may also include securities of companies involved in bankruptcy proceedings, reorganizations and financial restructurings. To the extent the Fund invests in such securities, it may have a more active participation in the affairs of issuers than is generally assumed by an investor. This may subject the Fund to litigation risks or prevent the Fund from disposing of securities. In a bankruptcy or other proceeding, the Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged, disallowed or subordinated to the claims of the creditors. See "Portfolio Characteristics--Securities of Financially and Operationally Troubled Insurers--Bankruptcy and Other Proceedings--Litigation Risks" in the Statement of Additional Information.

RISKS OF HEDGING AND RETURN ENHANCEMENT STRATEGIES


      PARTICIPATION IN THE OPTIONS OR FUTURES MARKETS AND IN CURRENCY EXCHANGE TRANSACTIONS INVOLVES INVESTMENT RISKS AND TRANSACTION COSTS TO WHICH THE FUND WOULD NOT BE SUBJECT ABSENT THE USE OF THESE STRATEGIES. THE FUND, AND THUS ITS INVESTORS, MAY LOSE MONEY THROUGH ANY UNSUCCESSFUL USE OF THESE STRATEGIES. If the Subadviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the Subadviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions.


      The Fund will generally purchase options and futures on an exchange only if there appears to be a liquid secondary market for such options or futures; the Fund will generally purchase OTC options only if management believes that the other party to options will continue to make a market for such options. However, there can be no assurance that a liquid secondary market will continue to exist or that the other party will continue to make a market. Thus, it may not be possible to close an options or futures transaction. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

OTHER INVESTMENTS AND INVESTMENT POLICIES

      REPURCHASE AGREEMENTS


      The Fund will enter into repurchase agreements whereby the seller of the security agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss. The Fund participates in a joint repurchase account with other investment companies managed by PIFM pursuant to an order of the Commission. See "Portfolio Characteristics--Repurchase Agreements" in the Statement of Additional Information.

      SECURITIES LENDING


      The Fund may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures an irrevocable letter of credit in favor of the Fund in an amount equal to at least 100%, determined daily, of the market value of the securities loaned which is maintained in a segregated account pursuant to applicable regulations. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. The Fund will not lend more than 30% of the value of its total assets. See "Portfolio Characteristics--Lending of Securities" in the Statement of Additional Information. The Fund may pay reasonable administration and custodial fees in connection with a loan.



      BORROWING


      The Fund may borrow an amount equal to no more than 33 1/3% of the value of its total assets (calculated at the time of the borrowing) from banks for temporary, extraordinary or emergency purposes, for the clearance of transactions. The Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund will not purchase portfolio securities when borrowings exceed 5% of the value of its total assets. See "Portfolio Characteristics--Borrowing" in the Statement of Additional Information.


      ILLIQUID SECURITIES

      The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable in securities markets either within or outside of the United States. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act), privately placed commercial paper and municipal lease obligations that have a readily available market are not considered illiquid for purposes of this limitation. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

      Securities of financially and operationally troubled issuers are less liquid and more volatile than securities of companies not experiencing financial difficulties. Many of the Fund's portfolio investments may not be widely traded. Accordingly, the Fund may have to sell portfolio securities at disadvantageous times and at disadvantageous prices in order to maintain no more than 15% of its net assets in illiquid securities. This could have an adverse impact on the Fund's performance. See "Portfolio Characteristics--Illiquid Securities" in the Statement of Additional Information.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


      The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. While the Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the NAV of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. Subject to this requirement, the Fund may purchase securities on such basis without limit. See "Portfolio Characteristics--When-Issued and Delayed Delivery Securities" in the Statement of Additional Information.


      SHORT SALES


      The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete the transaction, the Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) segregate cash or other liquid assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and will not be less than the market value of the security at the time it was sold short, or (b) otherwise cover its short position through a short sale "against-the-box," which is a short sale in which the Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. The value of securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer.


      The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any premium, dividends or interest paid in connection with the short sale.

      PORTFOLIO TURNOVER

      As a result of the Fund's investment policies, its portfolio turnover rate may exceed 100%, although the rate is not expected to exceed 150%. High portfolio turnover (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In addition, high portfolio turnover may result in increased short term capital gains which, when distributed to shareholders, are treated as ordinary income. See "Taxes, Dividends and Distributions."

INVESTMENT RESTRICTIONS

      The Fund's investment objective is not a fundamental policy, which means that it may be changed by the Fund's Board of Directors without the approval of the Fund's shareholders. The Fund will notify its shareholders in the event of any change in its investment objective.

      The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (Investment Company Act). Investment policies that are not fundamental may be modified by the Board of Directors. See "Investment Restrictions" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                             HOW THE FUND IS MANAGED
--------------------------------------------------------------------------------

      THE FUND HAS A BOARD OF DIRECTORS WHICH, IN ADDITION TO OVERSEEING THE ACTIONS OF THE FUND'S MANAGER, SUBADVISER AND DISTRIBUTOR, DECIDES UPON MATTERS OF GENERAL POLICY. THE FUND'S MANAGER CONDUCTS AND SUPERVISES THE DAILY BUSINESS OPERATIONS OF THE FUND. THE FUND'S SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

MANAGER


      PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM OR THE MANAGER), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS THE MANAGER OF THE FUND AND IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF .65 OF 1% OF THE FUND'S AVERAGE DAILY NET ASSETS. PIFM is organized in New York as a limited liability company. See "Manager" in the Statement of Additional Information.

      As of December 31, 1997, PIFM served as the manager to 42 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $62 billion.

      UNDER THE MANAGEMENT AGREEMENT WITH THE FUND, PIFM MANAGES THE INVESTMENT OPERATIONS OF THE FUND AND ALSO ADMINISTERS THE FUND'S CORPORATE AFFAIRS. See "Manager" in the Statement of Additional Information.


       UNDER THE SUBADVISORY AGREEMENT BETWEEN PIFM AND THE PRUDENTIAL INVESTMENT CORPORATION (PIC), WHICH DOES BUSINESS UNDER THE NAME OF PRUDENTIAL INVESTMENTS (PI, THE SUBADVISER OR THE INVESTMENT ADVISER), PI FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE FUND AND IS REIMBURSED BY PIFM FOR ITS REASONABLE COSTS AND EXPENSES INCURRED IN PROVIDING SUCH SERVICES. PIFM continues to have responsibility pursuant to the Management Agreement for all investment advisory services and supervises the Subadviser's performance of such services.

      The co-portfolio managers of the Fund are George Edwards, Managing Director, and Paul G. Price, CFA, Vice President of Prudential Investments. Messrs. Edwards and Price share responsibility for the day-to-day management of the Fund's portfolio. Mr. Edwards has been employed by PI as a portfolio manager since 1985 and has been a portfolio manager of the Fund since its inception. Mr. Edwards serves as a high yield portfolio manager of institutional accounts at PI. Mr. Price has been employed by The Prudential Insurance Company of America (Prudential) since 1988 and has served as co-portfolio manager of the Fund since its inception.

      PIFM and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

FEE WAIVERS AND SUBSIDY

      PIFM may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. Fee waivers and expense subsidies will increase the Fund's total return. See "Fund Expenses" above and "Performance Information" in the Statement of Additional Information.


DISTRIBUTOR


      PRUDENTIAL SECURITIES INCORPORATED (PRUDENTIAL SECURITIES, PSI OR THE DISTRIBUTOR), ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, IS A CORPORATION ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND SERVES AS THE DISTRIBUTOR OF

THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF THE FUND. IT IS AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL.


      UNDER SEPARATE DISTRIBUTION AND SERVICE PLANS (THE CLASS A PLAN, THE CLASS B PLAN AND THE CLASS C PLAN, COLLECTIVELY, THE PLANS) ADOPTED BY THE FUND UNDER RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT AND A DISTRIBUTION AGREEMENT (THE DISTRIBUTION AGREEMENT), THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE FUND'S CLASS A, CLASS B AND CLASS C SHARES. The Distributor also incurs the expenses of distributing the Fund's Class Z shares under the Distribution
Agreement, none of which is reimbursed by or paid for by the Fund. These expenses include commissions and account servicing fees paid to, or on account of, financial advisers of the Distributor and Pruco Securities Corporation (Prusec), an affiliated broker-dealer, commissions and account servicing fees paid to, or on account of, other broker-dealers or financial institutions (other than national banks) which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor and Prusec associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.


      Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.


      UNDER THE CLASS A PLAN, THE FUND MAY PAY THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED EXPENSES WITH RESPECT TO CLASS A SHARES AT AN ANNUAL RATE OF UP TO .30 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25% of 1%) may not exceed .30 of 1% of the average daily net assets of the Class A shares. It is expected that, in the case of Class A shares, proceeds from the distribution fee will be used primarily to pay account servicing fees to financial advisers. The Distributor has agreed to limit its distribution-related fees payable under the Class A Plan to .15 of 1% of the average daily net assets of the Class A shares for the fiscal year ending March 31, 1999.


      UNDER THE CLASS B AND CLASS C PLANS, THE FUND MAY PAY THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED EXPENSES WITH RESPECT TO CLASS B AND CLASS C SHARES AT AN ANNUAL RATE OF 1% OF THE AVERAGE DAILY NET ASSETS OF EACH OF THE CLASS B AND CLASS C SHARES. The Class B and Class C Plans provide for the payment to the Distributor of (i) an asset-based sales charge of .75 of 1% of the average daily net assets of the Class B and Class C shares, respectively, and (ii) a service fee of .25 of 1% of the average daily net assets of each of the Class B and Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders. The Distributor has agreed to limit its distribution-related fees payable under each of the Class B and Class C Plans to .75 of 1% of the average daily net assets of the Class B and Class C shares for the fiscal year ending March 31, 1999. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges."


      The Fund records all payments made under the Plans as expenses in the calculation of net investment income. See "Distributor" in the Statement of Additional Information.

      Distribution expenses attributable to the sale of Class A, Class B and Class C shares of the Fund will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B and Class C shares of the Fund, other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

      Each Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the

Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the Rule 12b-1 Directors), vote annually to continue the Plan. Each Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Directors or of a majority of the outstanding shares of the applicable class of the Fund. The Fund will not be obligated to pay distribution and service fees incurred under any Plan if it is terminated or not continued.


         In addition to distribution and service fees paid by the Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments out of its own resources to dealers (including Prudential Securities) and other persons which distribute shares of the Fund (including Class Z shares). Such payments may be calculated by reference to the NAV of shares sold by such persons or otherwise.


         The Distributor is subject to the rules of the National  Association of
Securities   Dealers,   Inc.  (NASD)  governing   maximum  sales  charges.   See
"Distributor" in the Statement of Additional Information.

         For more detailed information concerning the foregoing matters, see "Distributor" in the Statement of Additional Information, a copy of which may be obtained at no cost by calling 1-800-225-1852.


FEE WAIVERS

         The Distributor has agreed to limit its distribution fee for the Class A, Class B and Class C shares as described above under "Distributor." Fee waivers will increase the Fund's total return. See "Fund Expenses" above and "Performance Information" in the Statement of Additional Information.


PORTFOLIO TRANSACTIONS

      Prudential Securities may act as a broker or futures commission merchant for the Fund provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

      From time to time, Prudential Securities (and other affiliates of Prudential) render investment banking services which may relate to or involve issuers of securities held by the Fund or sought to be purchased or sold by the Fund. Accordingly, Prudential Securities and its clients may have interests in actual or potential conflict with the interests of the Fund. Under such circumstances, the Manager will act in the best interests of the Fund without regard to the interests of Prudential Securities or its clients.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

      State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund.


      Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and in those capacities maintains certain books and records for the Fund. PMFS is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

YEAR 2000

      The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of their outside service providers.

Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.


--------------------------------------------------------------------------------
                         HOW THE FUND VALUES ITS SHARES
--------------------------------------------------------------------------------

      THE FUND'S NET ASSET VALUE PER SHARE OR NAV IS DETERMINED BY SUBTRACTING ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. NAV IS CALCULATED SEPARATELY FOR EACH CLASS. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. THE BOARD OF DIRECTORS HAS FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF THE FUND'S NAV TO BE AS OF 4:15 P.M., NEW YORK TIME.


      Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. See "Net Asset Value" in the Statement of Additional Information.


      The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. See "Net Asset Value" in the Statement of Additional Information.

      Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different NAVs and dividends. The NAV of Class B and Class C shares will generally be lower than the NAV of Class A shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. The NAV of Class A shares will generally be lower than the NAV of Class Z shares because Class Z shares are not subject to any distribution and/or service fees. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of distribution and/or service fee expense accrual differential among the classes, unless the Fund has net operating losses.

--------------------------------------------------------------------------------
                       HOW THE FUND CALCULATES PERFORMANCE
--------------------------------------------------------------------------------


      FROM TIME TO TIME THE FUND MAY ADVERTISE ITS TOTAL RETURN (INCLUDING "AVERAGE ANNUAL" TOTAL RETURN AND "AGGREGATE" TOTAL RETURN) AND YIELD IN
ADVERTISEMENTS OR SALES LITERATURE. TOTAL RETURN AND YIELD ARE CALCULATED SEPARATELY FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows how much an investment in the Fund would have increased (decreased) over a specified period of time (i.e., one, five or ten years or since inception of the Fund) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The aggregate total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance and takes into account any applicable initial or contingent deferred sales charges. Neither average annual total return nor aggregate total return takes into account any federal or state income taxes which may be payable upon redemption. The yield refers to the income generated by an investment in the Fund over a one-month or 30-day period. This income is then annualized; that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., and other industry publications, business periodicals and market indices. See "Performance Information" in the Statement of Additional Information. Further performance information will be contained in the Fund's annual and semi-annual reports to shareholders, which will be available without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

--------------------------------------------------------------------------------
                       TAXES, DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TAXATION OF THE FUND


      THE FUND INTENDS TO QUALIFY AND ELECT TO BE TREATED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE. AS LONG AS IT SO QUALIFIES, ITHE FUND WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON ITS NET INVESTMENT INCOME AND NET CAPITAL GAINS, IF ANY, THAT IT DISTRIBUTES TO ITS SHAREHOLDERS.


TAXATION OF SHAREHOLDERS


      All dividends out of net investment income, together with distributions of net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) distributed to shareholders, will be taxable as ordinary income to the shareholder whether or not reinvested. Any net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses) distributed to shareholders will be taxable as capital gains to the shareholder, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term capital gains rate for individual shareholders for securities held between 12 and 18 months is currently 28% and for securities held more than 18 months is 20%. The maximum tax rate for ordinary income is 39.6%. The maximum long-term capital gains rate for corporate shareholders is currently the same as the maximum tax rate for ordinary income.

      Dividends received by corporate shareholders are eligible for a dividends-received deduction of 70% to the extent the Fund's income is derived from qualified dividends received by the Fund from domestic corporations. Dividends attributable to interest income, capital and currency gain, gain or loss from Section 1256 contracts, dividend income from foreign corporations and income from some other sources will not be eligible for the corporate dividends received deduction. See "Taxes, Dividends and Distributions" in the Statement of Additional Information. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends received deduction.

      Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share NAV of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

      Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as capital gain or loss. In the case of an individual, any such capital gain will be treated as a short-term capital gain, taxable at ordinary income rates if the shares were held for not more than 12 months, and as a long-term capital gain taxable at the maximum rate of 28% if such shares were held for more than 12 but not more than 18 months, and at the maximum rate of 20% if such shares were held for more than 18 months. In the case of a corporation, any such capital gain will be treated as a long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be treated as a long-term capital loss if the shares were held for more than 12 months. Moreover, any such loss with respect to shares that are held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received by the shareholder.


      A shareholder who acquires shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include the sales charges incurred with respect to its initial shareholdings for purposes of calculating gain or loss realized upon a sale or exchange of those shares of the Fund. Instead, such charges may be treated as incurred on its reacquisition of Fund shares.



      WITHHOLDING TAXES


      Under the Internal Revenue Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, capital gain income and redemption proceeds on the accounts of certain shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. Withholding at this rate is also required from dividends and capital gains distributions (but not redemption proceeds) payable to shareholders who are otherwise subject to backup withholding. Dividends of net investment income and net short-term capital gains payable to a foreign shareholder will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).

      Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.


      DIVIDENDS AND DISTRIBUTIONS


      THE FUND EXPECTS TO DECLARE DAILY AND PAY MONTHLY DIVIDENDS BASED ON ACTUAL NET INVESTMENT INCOME DETERMINED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; HOWEVER, A PORTION OF SUCH DIVIDEND MAY ALSO INCLUDE PROJECTED NET INVESTMENT INCOME. THE FUND EXPECTS TO MAKE DISTRIBUTIONS AT LEAST ANNUALLY OF ANY NET CAPITAL GAINS, IF ANY. Dividends paid by the Fund with respect to each class of shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount except that Class A, Class B and Class C shares will bear their own distribution charges, generally resulting in lower dividends for Class B and Class C shares in relation to Class A shares and lower dividends for Class A shares in relation to Class Z shares. Distribution of net capital gains, if any, will be paid in the same amount per share for each class of shares. See "How the Fund Values its Shares."


      DIVIDENDS AND DISTRIBUTIONS WILL BE PAID IN ADDITIONAL FUND SHARES, BASED ON THE NAV OF EACH CLASS ON THE PAYMENT DATE AND RECORD DATE, RESPECTIVELY, OR SUCH OTHER DATE AS THE BOARD OF DIRECTORS MAY DETERMINE, UNLESS THE SHAREHOLDER ELECTS IN WRITING NOT LESS THAN FIVE BUSINESS DAYS PRIOR TO THE RECORD DATE TO RECEIVE SUCH DIVIDENDS AND DISTRIBUTIONS IN CASH. Such election should be submitted to Prudential Mutual Fund Services LLC, Attn: Account Maintenance Unit, P.O. Box 15015, New Brunswick, New Jersey 08906-5015. The Fund will notify each shareholder after the close of the Fund's taxable year both of the dollar amount and the taxable status of that year's dividends and distributions on a per share basis. If you hold shares through Prudential Securities, you should contact your financial adviser to elect to receive dividends and distributions in cash.

      IF YOU BUY SHARES JUST PRIOR TO THE RECORD DATE (THE DATE THAT DETERMINES WHO RECEIVES THE DIVIDEND), YOU WILL RECEIVE A PORTION OF THE MONEY YOU INVESTED AS A TAXABLE DIVIDEND. THEREFORE, YOU SHOULD CONSIDER THE TIMING OF DIVIDENDS WHEN BUYING SHARES OF THE FUND.


      To the extent that, in a given year, distributions to shareholders exceed the Fund's current and accumulated earnings profits, shareholders will receive a return of capital in respect of such year and, in an annual statement, will be notified of the amount of any return of capital for such year.

      Any distributions of net capital gains paid shortly after a purchase by an investor will have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the distributions. Such distributions, although in effect a return of invested principal, are subject to federal income taxes. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the impact of capital gains distributions which are expected to be or have been announced.


--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

DESCRIPTION OF COMMON STOCK


      THE FUND WAS INCORPORATED IN MARYLAND ON FEBRUARY 18, 1997. THE FUND IS AUTHORIZED TO ISSUE 2.5 BILLION SHARES OF COMMON STOCK, $.0001 PAR VALUE PER SHARE, DIVIDED INTO FOUR CLASSES, DESIGNATED CLASS A, CLASS B, CLASS C AND CLASS Z COMMON STOCK. OF THE AUTHORIZED SHARES OF COMMON STOCK, ONE BILLION SHARES HAVE BEEN DESIGNATED CLASS A COMMON STOCK, 500 MILLION SHARES HAVE BEEN DESIGNATED CLASS B COMMON STOCK, 500 MILLION SHARES HAVE BEEN DESIGNATED CLASS C COMMON STOCK AND 500 MILLION SHARES HAVE BEEN DESIGNATED CLASS Z COMMON STOCK. Each class of common stock represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charge or distribution and/or service fee), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature, and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "How the Fund is Managed--Distributor." Currently, the Fund is offering Class A, Class B , Class C and Class Z shares of common stock. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.


      The Board of Directors may increase or decrease the number of authorized shares. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide--How to Sell Your Shares." Each share of each class of common stock is equal as to earnings, assets and voting privileges, except as noted above, and each class (with the exception of Class Z shares, which are not subject to any distribution and/or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees. The Fund's shares do not have cumulative voting rights for the election of Directors.

      THE FUND DOES NOT INTEND TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS OTHERWISE REQUIRED BY LAW. THE FUND WILL NOT BE REQUIRED TO HOLD MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF DIRECTORS IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OR MORE OF THE FUND'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE DIRECTORS OR TO TRANSACT ANY OTHER BUSINESS.

ADDITIONAL INFORMATION


      This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the office of the Commission in Washington, D.C.


--------------------------------------------------------------------------------
                                SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

HOW TO BUY SHARES OF THE FUND

INITIAL OFFERING OF SHARES


      The Distributor will solicit subscriptions for Class A, Class B, Class C and Class Z shares of the Fund during a subscription period (the Subscription Period) commencing on or about March 26, 1998, and currently expected to end on or about May 8, 1998. Shares of the Fund subscribed for during the Subscription Period will be issued at an NAV of $10.00 per share on a closing date (which is expected to occur on May 13, 1998 or the fifth business day after the end of the Subscription Period). An initial sales charge of 4% (4.17% of the net amount invested) is imposed on each transaction in Class A shares. This initial sales charge may be reduced, depending on the amount of the purchase, as set forth in the table under "Class A Shares." Class B and Class C shares are sold without an initial sales charge, but are subject to a CDSC. Each investor's dealer will notify such investor of the end of the Subscription Period and payment will be due within three days thereafter. If any orders received during the Subscription Period are accompanied by payment, such payment will be returned unless instructions have been received authorizing investment in a money market fund. All such funds received and invested in a money market fund, including any dividends received on these funds, will be automatically invested in the Fund on the closing date without any further action by the investor. Shareholders who purchase their shares during the Subscription Period will not receive stock certificates. The minimum initial investment during the Subscription Period is $1,000 per class for Class A and Class B shares and $5,000 for Class C shares. There are no minimum investment requirements for Class Z shares and for certain retirement and employee saving plans or custodial accounts for the benefit of minors. The Fund reserves the right to delay commencement of a continuous offering to new investors after the end of the Subscription Period.


      Subscribers for shares will not have any of the rights of a shareholder of the Fund until the shares subscribed for have been paid for and their issuance has been reflected in the books of the Fund. The Fund reserves the right to withdraw, modify or terminate the initial offering without notice and to refuse any order in whole or in part.

CONTINUOUS OFFERING OF SHARES


      After the expiration of the Subscription Period, the Fund expects to commence a continuous offering of its shares on or about June 8, 1998. The Fund reserves the right to delay commencement of offering of its shares to the public for a period (the

Closing Period) after the end of the Subscription Period, although redemptions will be permitted during this time.

      You may purchase shares of the Fund through the Distributor or directly from the Fund, through its Transfer Agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), Attention: Investment Services, P.O. Box 15020, New Brunswick, New Jersey 08906-5020. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. The offering price is the NAV next determined following receipt of an order by the Transfer Agent or the Distributor plus any applicable sales charge which, at your option, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at NAV without any sales charge. Payments made by cash, wire, check or through your brokerage account. See "Alternative Purchase Plan" below. See also "How the Fund Values its Shares."


      The minimum initial investment for Class A and Class B shares is $1,000 and $5,000 for Class C shares, except that the minimum initial investment for Class C shares may be waived from time to time. The minimum subsequent investment for Class A, Class B and Class C shares is $100. There is no minimum initial or subsequent investment requirement for investors who qualify to purchase Class Z shares.

      Application forms can be obtained from PMFS, Prudential Securities or Prusec. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive stock certificates.

      The Fund reserves the right to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.

      Your dealer is responsible for forwarding payment promptly to the Fund. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

      Transactions in Fund shares may be subject to postage and handling charges imposed by your dealer.

      PURCHASE BY WIRE. For an initial purchase of shares of the Fund by wire, you must first telephone PMFS to receive an account number at (800) 225-1852 (toll-free). The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company (State Street), Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Prudential High Yield Total Return Fund, Inc., specifying on the wire the account number assigned by PMFS and your name and identifying the class in which you are eligible to invest (Class A, Class B, Class C or Class Z shares).

      If you arrange for receipt by State Street of federal funds prior to the calculation of NAV (4:15 P.M., New York time) on a business day, you may purchase shares of the Fund as of that day. See "Net Asset Value" in the Statement of Additional Information.

      In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential High Yield Total Return Fund, Inc., Class A, Class B, Class C or Class Z shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing federal funds. The minimum amount which may be invested by wire is $1,000.

ALTERNATIVE PURCHASE PLAN

         THE FUND OFFERS FOUR CLASSES OF SHARES (CLASS A, CLASS B, CLASS C AND CLASS Z SHARES) WHICH ALLOWS YOU TO CHOOSE THE MOST BENEFICIAL SALES CHARGE STRUCTURE FOR YOUR INDIVIDUAL CIRCUMSTANCES GIVEN THE AMOUNT OF THE PURCHASE, THE LENGTH OF TIME YOU EXPECT TO HOLD THE SHARES AND OTHER RELEVANT CIRCUMSTANCES (ALTERNATIVE PURCHASE PLAN).




                                                      ANNUAL 12B-1 FEES
                                                  (AS A % OF AVERAGE DAILY
                    SALES CHARGE                        NET ASSETS)                  OTHER INFORMATION
                    ------------                  ------------------------           -----------------

CLASS A   Maximum  initial sales charge of          .30 of 1% (currently        Initial sales charge waived
          4% of the public offering price           being charged at a          or reduced certain purchases
                                                    rate of .15 of 1%)

CLASS B   Maxium CDSC of 5% of the                  1% (currently being         Shares convert to Class A shares
          lesser of the amount invested or          charged at a rate           approximately seven years after
          the redemption proceeds;                  of .75 of 1%)               purchase
          declines to zero after six years

CLASS C   Maximum CDSC of 1% of the                 1% (currently               Shares do not convert to another class
          lesser of the amount invested or          being charged at a rate
          the redemption proceeds on                of .75 of 1%)
          redemptions made within one
          year of purchase

CLASS Z   None                                      None                        Sold to a limited group of investors


      The four classes represent an interest in the same portfolio of investments of the Fund and have the same rights, except that (i) each class (with the exception of Class Z shares, which are not subject to any distribution or service fees), bears the separate expenses of its Rule 12b-1 distribution and service plan, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangements and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interest of any other class, (iii) only Class B shares have a conversion feature, and (iv) Class Z shares are offered exclusively for sale to a limited group of investors. The four classes also have different exchange privileges. See "How to Exchange Your Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution-related fee (if any) of each class. Class B and Class C shares bear the expenses of a higher distribution fee which will generally cause them to have higher expense ratios and to pay lower dividends than the Class A and Class Z shares.

      Financial advisers and other sales agents who sell shares of the Fund will receive different compensation for selling Class A, Class B, Class C and Class Z shares and will generally receive more compensation initially for selling Class A and Class B shares than for selling Class C or Class Z shares.

      IN SELECTING A PURCHASE ALTERNATIVE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, (1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge, (4) the various exchange privileges among the different classes of shares (see "How to Exchange Your Shares" below) and (5) the fact that Class B shares automatically convert to Class A shares approximately seven years after purchase (see "Conversion Feature--Class B Shares" below).

      The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on the fees and expenses to be charged to the Fund:

      If you intend to hold your investment in the Fund for less than 7 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to an initial sales charge of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6-year period, you should consider purchasing Class C shares over either Class A or Class B shares.


      If you intend to hold your investment for 7 years or more and do not qualify for a reduced sales charge on Class A shares, since Class B shares convert to Class A shares approximately 7 years after purchase and because all of your money would be invested initially in the case of Class B shares, you should consider purchasing Class A or Class B shares over Class C shares.

      If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B and Class C shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.


      If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and Class C shares for the higher cumulative annual distribution-related fee on those shares to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions during which the CDSC is applicable.


         ALL PURCHASES OF $1 MILLION OR MORE, EITHER AS PART OF A SINGLE INVESTMENT OR UNDER RIGHTS OF ACCUMULATION OR LETTERS OF INTENT, MUST BE FOR CLASS A SHARES UNLESS THE PURCHASER IS ELIGIBLE TO PURCHASE CLASS Z SHARES. See "Reduction and Waiver of Initial Sales Charges"and "Class Z Shares" below.

CLASS A SHARES

      The offering price of Class A shares for investors choosing the initial sales charge alternative is the next determined NAV plus a sales charge (expressed as a percentage of the offering price and of the amount invested) as shown in the following table:

                                                  SALES CHARGE AS  SALES CHARGE AS   DEALER CONCESSION
                                                   PERCENTAGE OF    PERCENTAGE OF    AS PERCENTAGE OF
                                                   OFFERING PRICE  AMOUNT INVESTED    OFFERING PRICE
                                                  ---------------  ---------------   -----------------
         Less than $50,000                             4.00%            4.17%               3.75%
         $50,000 to $99,999                            3.50             3.63                3.25
         $100,000 to $249,999                          2.75             2.83                2.50
         $250,000 to $499,999                          2.00             2.04                1.90
         $500,000 to $999,999                          1.50             1.52                1.40
         $1,000,000 and above                          None             None                None

      The Distributor may reallow the entire initial sales charge to dealers. Selling dealers may be deemed to be underwriters, as that term is defined in the Securities Act.


      In connection with the sale of Class A shares at NAV (without payment of an initial sales charge), the Manager, the Distributor or one of their affiliates will pay dealers, financial advisers and other persons which distribute shares a finders' fee from its own resources based on a percentage of the NAV of shares sold by such persons.

      REDUCTION AND WAIVER OF INITIAL SALES CHARGES. Reduced sales charges are available through Rights of Accumulation and Letters of Intent. Shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine the applicable reduction. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

      BENEFIT PLANS. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code (collectively, Benefit Plans), provided that the Benefit Plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 250 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping (Direct Account Benefit Plans) and Benefit Plans sponsored by Prudential Securities or its subsidiaries (Prudential Securities or Subsidiary Prototype Benefit Plans), Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.

      PRUDENTIAL RETIREMENT PROGRAMS. Class A shares may be purchased at NAV by certain savings, retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code, for which Prudential serves as the plan administrator or recordkeeper, provided that (i) the plan has at least $1 million in existing assets or 250 eligible employees, and (ii) the Fund is an available investment option. These plans include pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code and plans that participate in the Transfer Agent's PruArray and SmartPath Programs (benefit plan recordkeeping services) (hereafter referred to as a PruArray or SmartPath Plan). All plans of a company for which Prudential serves as plan administrator or recordkeeper are aggregated in meeting the $1 million threshold. The term "existing assets," as used herein includes stock issued by a plan sponsor, shares of Prudential Mutual Funds and shares of certain unaffiliated funds that participate in the PruArray or SmartPath Programs (Participating Funds). "Existing assets" also include monies invested in The Guaranteed Interest Account (GIA), a group annuity insurance product issued by Prudential, and units of The Stable Value Fund
(SVF), an unaffiliated bank collective fund. Class A shares may also be purchased at NAV by plans that have monies invested in GIA and SVF, provided (i) the purchase is made with the proceeds of a redemption from either GIA or SVF and (ii) Class A shares are an investment option of the plan.

      PRUARRAY ASSOCIATION BENEFIT PLANS. Class A shares are also offered at NAV to Benefit Plans or non-qualified plans sponsored by employers which are members of a common trade, professional or membership association (Association) that participate in the PruArray Program provided that the Association enters into a written agreement with Prudential. Such Benefit Plans or non-qualified plans may purchase Class A shares at NAV without regard to the assets or number of participants in the individual employer's qualified Plan(s) or non-qualified plans so long as the employers in the Association (i) have retirement plan assets in the aggregate of at least $1 million or 250 participants in the aggregate and (ii) maintain their accounts with the Transfer Agent.

      PRUARRAY SAVINGS PROGRAM. Class A shares are also offered at NAV to employees of companies that enter into a written agreement with Prudential Retirement Services to participate in the PruArray Savings Program. Under this Program, a limited number of Prudential Mutual Funds are available for purchase at NAV by Individual Retirement Accounts and Savings Accumulation Plans of the company's employees. The Program is available only to (i) employees who open an IRA or Savings Accumulation Plan account with the Transfer Agent and (ii) spouses of employees who open an IRA account with the Transfer Agent. The program is offered to companies that have at least 250 eligible employees.

      SPECIAL RULES APPLICABLE TO RETIREMENT PLANS. After a Benefit Plan, PruArray or SmartPath Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

      OTHER WAIVERS. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons:
(a) officers of the Prudential Mutual Funds (including the Fund), (b) employees of Prudential Securities and PIFM and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees of subadvisers of the Prudential Mutual Funds, provided that purchases at NAV are permitted by such person's employer, (d) Prudential employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (e) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such person's employer, (f) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end, non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchase, and (g) investors in Individual Retirement Accounts, provided the purchase is made with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential Investments serves as the record keeper or administrator.

      You must notify the Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares purchased upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

CLASS B AND CLASS C SHARES

      The offering price of Class B and Class C shares for investors choosing one of the deferred sales charge alternatives is the NAV next determined following receipt of an order by the Transfer Agent, Prudential Securities or Prusec. Although there is no sales charge imposed at the time of purchase, redemptions of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares--Contingent Deferred Sales Charges" below. The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to dealers, financial advisers and other persons who sell Class B shares at the time of sale from its own resources. This facilitates the ability of the Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee. See "How the Fund is Managed--Distributor." In connection with the sale of Class C shares, the Distributor will pay, from its own resources, dealers, financial advisers and the other persons which distribute Class C shares a sales commission of up to 1% of the purchase price at the time of the sale.

CLASS Z SHARES

      Class Z shares of the Fund currently are available for purchase by the following categories of investors:

      (i) pension, profit sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code, and non-qualified plans for which the Fund is an available option (collectively, Benefit Plans), provided such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets; (ii) participants in any fee-based program or trust program sponsored by Prudential Securities, The Prudential Savings Bank, F.S.B. or any affiliate which includes mutual funds as investment options and for which the Fund is an available option; (iii) certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential Mutual Funds are an available option, (iv) Benefit Plans for which Prudential Retirement Services serves as recordkeeper and as of September 20, 1996, (a) were Class Z shareholders of the Prudential Mutual Funds or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds; (v) current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund); and (vi) employees of Prudential and/or Prudential Securities who participate in a Prudential-sponsored employee savings plan.

      In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay dealers, financial advisers and other persons which distribute shares a finders' fee, from its own resources, based on a percentage of the NAV of shares sold by such persons.


      For more information about shares of the Fund contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at
(800)225-1852. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares.


HOW TO SELL YOUR SHARES

      YOU CAN REDEEM SHARES OF THE FUND AT ANY TIME FOR CASH AT THE NAV PER SHARE NEXT DETERMINED AFTER THE REDEMPTION REQUEST IS RECEIVED IN PROPER FORM BY THE TRANSFER AGENT OR PRUDENTIAL SECURITIES. See "How the Fund Values its Shares." In certain cases, however, redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge, as described below. See "Contingent Deferred Sales Charges" below.


      IF YOU HOLD SHARES OF THE FUND THROUGH PRUDENTIAL SECURITIES, YOU MUST REDEEM YOUR SHARES THROUGH PRUDENTIAL SECURITIES. PLEASE CONTACT YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER.

      IF YOU HOLD SHARES IN NON-CERTIFICATE FORM, A WRITTEN REQUEST FOR REDEMPTION SIGNED BY YOU EXACTLY AS THE ACCOUNT IS REGISTERED IS REQUIRED. IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAMES(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RECEIVED BY THE TRANSFER AGENT IN ORDER FOR THE REDEMPTION REQUEST TO BE PROCESSED. IF REDEMPTION IS REQUESTED BY A CORPORATION, PARTNERSHIP, TRUST OR FIDUCIARY, WRITTEN EVIDENCE OF AUTHORITY ACCEPTABLE TO THE TRANSFER AGENT MUST BE SUBMITTED BEFORE SUCH REQUEST WILL BE ACCEPTED. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services LLC,
Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.


      If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Prudential Preferred Financial Services offices. In the case of redemptions from a PruArray or SmartPath Plan, if the proceeds of the redemption are invested in another investment option of the plan, in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.

      PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE MADE BY CHECK WITHIN SEVEN DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE CERTIFICATE AND/OR WRITTEN REQUEST EXCEPT AS INDICATED BELOW. If you hold shares through

Prudential Securities, payment for shares presented for redemption will be credited to your Prudential Securities account unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on such Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

      PAYMENT FOR REDEMPTION OF RECENTLY PURCHASED SHARES WILL BE DELAYED UNTIL THE FUND OR ITS TRANSFER AGENT HAS BEEN ADVISED THAT THE PURCHASE CHECK HAS BEEN HONORED, UP TO 10 CALENDAR DAYS FROM THE TIME OF RECEIPT OF THE PURCHASE CHECK BY THE TRANSFER AGENT. SUCH DELAY MAY BE AVOIDED BY PURCHASING SHARES BY WIRE OR BY CERTIFIED OR CASHIER'S CHECK.

      REDEMPTION IN KIND. If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as a regular redemption. See "How the Fund Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during the 90-day period for any one shareholder.

      INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has an NAV of less than $500 due to a redemption. The Fund will give any such shareholder 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

      90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. If less than a full repurchase is made, the credit will be on a pro rata basis. You must notify the Fund's Transfer Agent, either directly or through Prudential Securities, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charges" below. Exercise of the repurchase privilege may affect the federal income tax treatment of any gain realized upon redemption.


CONTINGENT DEFERRED SALES CHARGES

      Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within one year of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares, and one year, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares purchased through reinvestment of dividends or distributions are not subject to CDSC. The amount of any CDSC will be paid to and retained by the Distributor. See "How the Fund is Managed--Distributor" and "Waiver of Contingent Deferred Sales Charges--Class B Shares" below.

      The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of your shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares" below.

         The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:


                                                            CONTINGENT DEFERRED
                                                                   SALES
                                                          CHARGE AS A PERCENTAGE
         YEAR SINCE PURCHASE                              OF DOLLARS INVESTED OR
         PAYMENT MADE                                       REDEMPTION PROCEEDS
         -------------------                              ----------------------

         First........................                             5.0%
         Second.......................                             4.0%
         Third........................                             3.0%
         Fourth.......................                             2.0%
         Fifth........................                             1.0%
         Sixth........................                             1.0%
         Seventh......................                             None



      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results generally in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Fund shares made during the preceding six years; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.


      For example, assume you purchased 800 Class B shares at $12.50 per share for a cost of $10,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase, you decided to redeem $5,000 of your investment. Assuming at the time of the redemption the NAV had appreciated to $15 per share, the value of your Class B shares would be $12,075 (805 shares at $15 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($2,075). Therefore, $2,925 of the $5,000 redemption proceeds ($5,000 minus $2,075) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $117.

      For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

      WAIVER OF CONTINGENT DEFERRED SALES CHARGES--CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust, at the time of death or initial determination or disability, provided that the shares were purchased prior to death or disability.


      The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or Section 403(b)
custodial account. These distributions include: (i) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement;
(ii) in the case of an IRA or Section 403(b) custodial account, a lump-sum or other distribution after attaining age 59 1/2; and (iii) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service, i.e., following voluntary or involuntary termination of employment or following retirement. Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan unless such redemptions otherwise qualify as a waiver as described above. In the case of Direct Account and PSI or Subsidiary Prototype Benefit Plans, the CDSC will be waived on redemptions which represent borrowings from such plans. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted. In addition, the CDSC will be waived on redemptions of shares held by a Director of the Fund.


      SYSTEMATIC WITHDRAWAL PLAN. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% is reached.


      You must notify the Transfer Agent either directly or through Prudential Securities or Prusec, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Purchase and Redemption of Fund Shares--Waiver of the Contingent Deferred Sales Charge--Class B Shares" in the Statement of Additional Information.

      WAIVER OF CONTINGENT DEFERRED SALES CHARGES - CLASS C SHARES

      PRUARRAY OR SMARTPATH PLANS. The CDSC will be waived on redemptions from certain qualified and non-qualified retirement and deferred compensation plans that participate in the Transfer Agent's PruArray and SmartPath Programs.

CONVERSION FEATURE--CLASS B SHARES


      Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative NAV without the imposition of any additional sales charge.


      Since the Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula: (i) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (ii) multiplied by the total number of Class B shares then in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.


      For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different NAVs per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 800 shares were initially purchased at $12.50 per share (for a total of $10,000) and a second purchase of 100 shares was subsequently made at $15 per share (for a total of $1,500), 95.24 shares would convert approximately seven years from the initial purchase (i.e., $10,000 divided by $11,500 or 86.96% multiplied by 900 shares or 782.64 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

         Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted. See "How the Fund Values its Shares."

      For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.


      The conversion feature is subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (i) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute "preferential dividends" under the Internal Revenue Code and (ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.


HOW TO EXCHANGE YOUR SHARES

      AS A SHAREHOLDER OF THE FUND, YOU HAVE AN EXCHANGE PRIVILEGE WITH CERTAIN OTHER PRUDENTIAL MUTUAL FUNDS, INCLUDING ONE OR MORE SPECIFIED MONEY MARKET FUNDS, SUBJECT TO THE MINIMUM INVESTMENT REQUIREMENTS OF SUCH FUNDS. CLASS A, CLASS B, CLASS C AND CLASS Z SHARES MAY BE EXCHANGED FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES, RESPECTIVELY, OF ANOTHER FUND ON THE BASIS OF THE RELATIVE NAV. No sales charge will be imposed at the time of exchange. Any applicable CDSC payable upon the redemption of shares exchanged will be that imposed by the fund in which shares are initially purchased and will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. For purposes of calculating the holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded. See "Conversion Feature--Class B Shares" above. An exchange will be treated as a redemption and purchase for tax purposes. See "Shareholder Investment Account--Exchange Privilege" in the Statement of Additional Information.

      IN ORDER TO EXCHANGE SHARES BY TELEPHONE, YOU MUST AUTHORIZE TELEPHONE EXCHANGES ON YOUR INITIAL APPLICATION FORM OR BY WRITTEN NOTICE TO THE TRANSFER AGENT AND HOLD SHARES IN NON-CERTIFICATE FORM. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made.

      IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, YOU MUST EXCHANGE YOUR SHARES BY CONTACTING YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER.

      IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RETURNED IN ORDER FOR THE SHARES TO BE EXCHANGED. SEE "HOW TO SELL YOUR SHARES" ABOVE.

      You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

      IN PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS THE TELEPHONE EXCHANGE OF SHARES MAY BE DIFFICULT TO IMPLEMENT AND YOU SHOULD MAKE EXCHANGES BY MAIL BY WRITING TO PRUDENTIAL MUTUAL FUND SERVICES LLC AT THE ADDRESS NOTED ABOVE.


      SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV (see "Alternative Purchase Plan--Class A Shares--Reduction and Waiver of Initial Sales Charges" above) and for shareholders who qualify to purchase Class Z shares (see "Alternative Purchase Plan - Class Z Shares" above). Under this exchange privilege, amounts representing any Class B and Class C shares (which are not subject to a CDSC) held in such a shareholder's account will be automatically exchanged for Class A shares on a quarterly basis, unless the shareholder elects otherwise. Similarly, shareholders who qualify to purchase Class Z share will have their Class B and Class C shares, which are not subject to a CDSC, and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the NAV above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities or Prusec that they are eligible for this special exchange privilege.

      Participants in any fee-based program for which the Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at NAV. Similarly, participants in PSI's 401(k) Plan, an employee benefit plan sponsored by Prudential Securities (the PSI 401(k) Plan), for which the Fund's Class Z shares are an available option and who wish to transfer their Class Z shares out of the PSI 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at NAV.


      The exchange privilege is not a right and may be suspended, modified or terminated on 60 days' notice to shareholders.


      FREQUENT TRADING. The Fund and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, the Fund reserves the right to refuse purchase order and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading (Market Timers).

      To implement this authority to protect the Fund and its shareholders from excessive trading, the Fund will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Fund or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Fund may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.

SHAREHOLDER SERVICES

      In addition to the exchange privilege, as a shareholder in the Fund, you can take advantage of the following additional services and privileges:

      . AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS WITHOUT A SALES CHARGE. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV without a sales charge. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through Prudential Securities, you should contact your financial adviser.

      . AUTOMATIC SAVINGS ACCUMULATION PLAN (ASAP). Under ASAP you may make regular purchases of the Fund's shares in amounts as little as $50 via an automatic debit to a bank account or Prudential Securities account (including a Command Account). For additional information about this service, you may contact your Prudential Securities financial adviser, Prusec representative or the Transfer Agent directly.

      . TAX-DEFERRED RETIREMENT PLANS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from Prudential Securities or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

      . SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders, which provides for monthly or quarterly checks. Withdrawals of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares--Contingent Deferred Sales Charges" above. See also "Shareholder Investment Account--Systematic Withdrawal Plan" in the Statement of Additional Information.


      . REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 (toll-free) or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. In addition, monthly unaudited financial data are available upon request from the Fund.

      . SHAREHOLDER INQUIRIES. Inquiries should be addressed to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free) or, from outside the U.S.A., at (908) 417-7555 (collect).


      For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

                                   APPENDIX A

                         DESCRIPTION OF SECURITY RATINGS


MOODY'S INVESTORS SERVICE, INC.


BOND RATINGS

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS

      Moody's Short-Term Debt Ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

      PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

      PRIME 3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

      NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

SHORT-TERM MUNICIPAL RATINGS

      Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.

      MIG 1: Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG 2: Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group.

      MIG 3: Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded and required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS

      AAA: Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

      AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A: Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

      BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

      B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

      CC: The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

      C: The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating maybe used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      C1: The rating C1 is reserved for income bonds on which no interest is being paid.

      D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

COMMERCIAL PAPER

      Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.

      A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

      A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

      A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

--------------------------------------------------------------------------------
                        THE PRUDENTIAL MUTUAL FUND FAMILY
--------------------------------------------------------------------------------


     Prudential offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at (800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
                               TAXABLE BOND FUNDS
--------------------------------------------------------------------------------

Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
     Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Mortgage Income Fund, Inc.
Prudential Structured Maturity Fund, Inc.
     Income Portfolio
The BlackRock Government Income Trust

--------------------------------------------------------------------------------
                              TAX-EXEMPT BOND FUNDS
--------------------------------------------------------------------------------

Prudential California Municipal Fund
     California Series
     California Income Series
Prudential Municipal Bond Fund
     High Yield Series
     Insured Series
     Intermediate Series
Prudential Municipal Series Fund
     Florida Series
     Hawaii Income Series
     Maryland Series
     Massachusetts Series
     Michigan Series
     New Jersey Series
     New York Series
     North Carolina Series
     Ohio Series
     Pennsylvania Series
Prudential National Municipals Fund, Inc.

--------------------------------------------------------------------------------
                                  GLOBAL FUNDS
--------------------------------------------------------------------------------


Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Limited Maturity Fund, Inc.
     Limited Maturity Portfolio
Prudential Intermediate Global Income Fund, Inc.
Prudential International Bond Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
     Global Series
     International Stock Series
The Global Total Return Fund, Inc.
Global Utility Fund, Inc.


--------------------------------------------------------------------------------
                                  EQUITY FUNDS
--------------------------------------------------------------------------------


Prudential Balanced Fund
Prudential Distressed Securities Fund, Inc.
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
     Prudential Bond Market Index Fund
     Prudential Europe Index Fund
     Prudential Pacific Index Fund
     Prudential Small-Cap Index Fund
     Prudential Stock Index Fund
Prudential Jennison Series Fund, Inc.
     Prudential Jennison Active Balanced Fund
     Prudential Jennison Growth Fund
     Prudential Jennison Growth & Income Fund
Prudential Multi-Sector Fund, Inc.
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
     Nicholas-Applegate Growth Equity Fund


--------------------------------------------------------------------------------
                               MONEY MARKET FUNDS
--------------------------------------------------------------------------------


     Taxable Money Market Funds
Cash Accumulation Trust
     Liquid Assets Fund
     National Money Market Fund
Prudential Government Securities Trust
     Money Market Series
     U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
     Money Market Series
Prudential MoneyMart Assets, Inc.
   Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
     California Money Market Series
Prudential Municipal Series Fund
     Connecticut Money Market Series
     Massachusetts Money Market Series
     New Jersey Money Market Series
     New York Money Market Series
   Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund
   Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
     Institutional Money Market Series

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.
================================================================================

                      TABLE OF CONTENTS

                                                        PAGE
                                                        ----

FUND HIGHLIGHTS......................................     2
   What are the Fund's Risk Factors and Special
     Characteristics?................................     2
FUND EXPENSES........................................     5
HOW THE FUND INVESTS.................................     6
   Investment Objective and Policies.................     6
   Hedging and Return Enhancement Strategies.........     9
   Risk Factors Relating to Investing in Debt
     Securities Rated Below Investment Grade
     (Junk Bonds)....................................    11
   Risk Factors and Special Considerations Relating to
      Investing in Foreign Securities................    12
   Risk Factors Relating to Investing in
     Distressed Securities...........................    13
   Risks of Hedging and Return Enhancement
     Strategies......................................    14
   Other Investments and  Investment Policies........    14
   Investment Restrictions...........................    16
HOW THE FUND IS MANAGED..............................    17
   Manager...........................................    17
   Fee Waivers and Subsidy...........................    17
   Distributor.......................................    17
   Fee Waivers.......................................    19
   Portfolio Transactions............................    19
   Custodian and Transfer and Dividend Disbursing
     Agent...........................................    19
   Year 2000.........................................    19
HOW THE FUND VALUES ITS SHARES.......................    20
HOW THE FUND CALCULATES PERFORMANCE..................    20
TAXES, DIVIDENDS AND DISTRIBUTIONS...................    21
GENERAL INFORMATION..................................    23
   Description of Common Stock.......................    23
   Additional Information............................    24
SHAREHOLDER GUIDE....................................    24
   How to Buy Shares of the Fund.....................    24
   Alternative Purchase Plan.........................    26
   How to Sell Your Shares...........................    30
   Conversion Feature--Class B Shares.................   33
   How to Exchange Your Shares.......................    34
   Shareholder Services..............................    36
APPENDIX.............................................
   A--Description of Security Ratings.................   A-1
THE PRUDENTIAL MUTUAL FUND FAMILY.....................   A-4

================================================================================
MF169A
--------------------------------------------------------------------------------
                Class A: [   ]
    CUSIP No.:  Class B: [   ]
                Class C: [   ]
                Class Z: [   ]
--------------------------------------------------------------------------------



Prudential
High Yield
Total Return
Fund, Inc.






                                            PROSPECTUS


                                          MARCH 13, 1998

                                        WWW.PRUDENTIAL.COM


                                 [LOGO] Prudential
                                        Investments

                  PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.


                       Statement of Additional Information
                              dated March 13, 1998

      Prudential High Yield Total Return Fund, Inc. (the Fund) is an open-end, diversified, management investment company whose investment objective is total return through high current income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in high yield fixed income securities, including, equity securities that were attached to or included in a unit with fixed income securities, convertible securities and preferred stocks. Under normal circumstances, the Fund intends to invest at least 65% of its total assets in such securities. There can be no assurance that the Fund's investment objective will be achieved at the time of purchase. See "Investment Objective and Policies."

      The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus dated March 13, 1998, a copy of which may be obtained from the Fund upon request.


                                TABLE OF CONTENTS


                                                                                                        CROSS-REFERENCE
                                                                                                          TO PAGE IN
                                                                                               PAGE       PROSPECTUS
                                                                                               ----     ---------------

Investment Objective and Policies...........................................................     B-2             6

PORTFOLIO CHARACTERISTICS...................................................................     B-2             2

INVESTMENT RESTRICTIONS.....................................................................    B-15            16

DIRECTORS AND OFFICERS......................................................................    B-16            17

MANAGER.....................................................................................    B-19            17

DISTRIBUTOR.................................................................................    B-21            17

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................................    B-22            19

PURCHASE AND REDEMPTION OF FUND SHARES......................................................    B-23            24

SHAREHOLDER INVESTMENT ACCOUNT..............................................................    B-26            34

NET ASSET VALUE.............................................................................    B-29            20

TAXES, DIVIDENDS AND DISTRIBUTIONS..........................................................    B-29            21

PERFORMANCE INFORMATION.....................................................................    B-32            20

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT AND INDEPENDENT ACCOUNTANTS                   B-33            19

FINANCIAL STATEMENTS........................................................................    B-34            --

REPORT OF INDEPENDENT ACCOUNTANTS...........................................................    B-36            --

APPENDIX I--HISTORICAL PERFORMANCE DATA.....................................................    I-1             --

APPENDIX II--GENERAL INVESTMENT INFORMATION.................................................    II-1            --

APPENDIX III--INFORMATION RELATING TO PRUDENTIAL............................................    III-1           --
====================================================================================================================================


[MF171B]

                        INVESTMENT OBJECTIVE AND POLICIES


      The Fund's investment objective is total return through high current income and capital appreciation. The Fund will seek to achieve its objective by investing primarily in high yield fixed income securities, equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stocks. There can be no assurance that these objectives will be achieved. All investment objectives and policies of the Fund other than those described as fundamental policies under "Investment Restrictions" may be changed by the Board of Directors of the Fund without shareholder approval.

      Since investors generally perceive that there are greater risks associated with the lower rated securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market resulting in greater yield and price volatility. Investment in these securities is a long-term investment strategy and, accordingly, investors in the Fund should have the financial ability and willingness to remain invested for the long term.

      Another factor which causes fluctuations in the prices of fixed income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund's net asset value (NAV).


      Lower rated and comparable unrated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in securities which carry lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The subadviser will attempt to reduce these risks through diversification of the portfolio and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.


      Certain of the high yield fixed income securities in which the Fund may invest may be purchased at a market discount. The Fund does not intend to hold such securities until maturity unless current yields on these securities remain attractive. Capital losses may be recognized when securities purchased at a premium are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses may also be recognized for federal income tax purposes on the retirement of such securities or may be recognized upon the sale of securities.


                            PORTFOLIO CHARACTERISTICS


      When market conditions dictate a more "defensive" investment strategy, the Fund may invest temporarily in short-term obligations of, or securities guaranteed by, the United States Government, its agencies or instrumentalities or in high quality obligations of banks and corporations. The yield on these securities will tend to be lower than the yield on other securities to be purchased by the Fund. The yield on these securities will tend to be lower than the yield on other securities to be purchased by the Fund.


      The Fund may also employ, in its discretion, the following strategies in order to help achieve its primary investment objective of total return through high current income and capital appreciation.

ZERO COUPON, PAY-IN-KIND OR DEFERRED PAYMENT SECURITIES

      The Fund may invest in zero coupon, pay-in-kind or deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income." The Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.

      There are certain risks related to investing in zero coupon, pay-in-kind and deferred payment securities. These securities generally are more sensitive to movements in interest rates and are less liquid than comparably rated securities paying cash interest at regular intervals. Consequently, such securities may be subject to greater fluctuation in value. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund's portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of "phantom income" and the value of the paid-in-kind interest. The required distributions will result in an increase in the Fund's exposure to such securities.

SECURITIES OF FOREIGN ISSUERS


      The Fund may invest up to 35% of its total assets in equity and fixed income securities of foreign issuers denominated in U.S. dollars and up to 5% of its total assets in foreign currency denominated securities issued by foreign and domestic issuers. American and global depositary receipts are not included in this 35% limitation.


      The Fund believes that in many instances such foreign securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Many of these investments currently enjoy increased liquidity, although, under certain market conditions, such securities may be less liquid than the securities of United States corporations, and are certainly less liquid than securities issued or guaranteed by the United States Government, its instrumentalities or agencies.

      Foreign investment involves certain risks, which should be considered carefully by an investor in the Fund. These risks include political or economic instability in the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities issued by United States corporations or issued or guaranteed by the United States Government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation or diplomatic developments which could affect investment in those countries. In the event of a default of any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. Foreign currency denominated securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between various currencies. It may not be possible to hedge against the risks of currency fluctuations.

      BRADY BONDS. The Fund is permitted to invest in debt obligations commonly known as "Brady Bonds" which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued in connection with the restructuring of the bank loans, for example, of the governments of Mexico, Venezuela and Argentina.

      Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market.

      Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the

U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

BANK DEBT

      The Fund may invest in bank debt which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (Lenders), including banks. The Fund's investment may be in the form of participations in loans (Participations) or of assignments of all or a portion of loans from third parties (Assignments).

      Participations differ both from the public and private debt securities typically held by the Fund and from Assignments. In Participations, the Fund has a contractual relationship only with the Lender, not with the borrower. As a result, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan Agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. In Assignments, by contrast, the Fund acquires direct rights against the borrower, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

      Investments in Participations and Assignments otherwise bear risks common to other debt securities, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for loan interests sold because they are illiquid. The Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In addition to the creditworthiness of the borrower, the Fund's ability to receive payment of principal and interest is also dependent on the creditworthiness of any institution (i.e., the Lender) interposed between the Fund and the borrower.

SECURITIES OF FINANCIALLY AND OPERATIONALLY TROUBLED ISSUERS


      The Fund may invest in debt or equity securities of financially troubled or bankrupt companies (financially troubled issuers) and in debt or equity securities of companies that in the view of the Subadviser are currently undervalued, out-of-favor or price depressed relative to their long-term potential for growth and income (operationally troubled issuers) (collectively distressed securities). Equity securities include common stocks, preferred stock and rights and warrants.


      The securities of financially and operationally troubled issuers may require active monitoring and at times may require the Fund's investment adviser to participate in bankruptcy or reorganization proceedings on behalf of the Fund. To the extent the investment adviser becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than is generally assumed by an investor and such participation may subject the Fund to the litigation risks described below. However, the Fund does not invest in the securities of financially or operationally troubled issuers for the purpose of exercising day-to-day management of any issuer's affairs.

BANKRUPTCY AND OTHER PROCEEDINGS--LITIGATION RISKS

      When a company seeks relief under the Federal Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be "adequately protected" during the proceedings. If the bankruptcy court's assessment of adequate protection is inaccurate, a creditor's collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court.


      Security interests held by creditors are closely scrutinized and frequently challenged in bankruptcy proceedings and may be invalidated for a variety of reasons. For example, security interests may be set aside because, as a technical matter, they have not been perfected properly under the Uniform Commercial Code or other applicable law. If a security interest is invalidated, the secured creditor loses the value of the collateral and because loss of the secured status causes the claim to be treated as an unsecured claim, the holder of such claim will almost certainly experience a significant loss of its investment. While the Fund intends to scrutinize any security interests that secure the debt it purchases, there can be no assurance that the security interests will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against the challenge.

      Moreover, debt may be disallowed or subordinated to the claims of other creditors if the creditor is found guilty of certain inequitable conduct resulting in harm to other parties with respect to the affairs of a company filing for protection from creditors under the Federal Bankruptcy Code. Creditors' claims may be treated as equity if they are deemed to be contributions to capital, or if a creditor attempts to control the outcome of the business affairs of a company prior to its filing under the Bankruptcy Code. If a creditor is found to have interfered with the company's affairs to the detriment of other creditors or shareholders, the creditor may be held liable for damages to injured parties. While the Fund will attempt to avoid taking the types of action that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Fund will be able successfully to defend against them.

      While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of the debtor, shareholders of the debtor or even the debtor itself in other state or federal proceedings. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Fund will be able successfully to defend against them. To the extent that the Fund assumes an active role in any legal proceeding involving the debtor, the Fund may be prevented from disposing of securities issued by the debtor due to the Fund's possession of material, non-public information concerning the debtor.

OPTIONS ON SECURITIES

      The Fund may purchase put and call options and write covered put and call options on debt and equity securities, financial indices (including stock indices), U.S. and foreign government debt securities and foreign currencies. These may include options traded on U.S. or foreign exchanges and options traded on U.S. or foreign over-the-counter markets (OTC options) including OTC Options with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.

      The purchaser of a call option has the right, for a specified period of time, to purchase the securities subject to the option at a specified price (the "exercise price" or "strike price"). By writing a call option, the Fund becomes obligated during the term of the option, upon exercise of the option, to deliver the underlying securities or a specified amount of cash to the purchaser against receipt of the exercise price. When the Fund writes a call option, the Fund loses the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

      The purchaser of a put option has the right, for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. By writing a put option, the Fund becomes obligated during the term of the option, upon exercise of the option, to purchase the securities underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities for more than their current market price.

      The writer of an option retains the amount of the premium, although this amount may be offset or exceeded, in the case of a covered call option, by a decline and, in the case of a covered put option, by an increase in the market value of the underlying security during the option period.

      The Fund may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. The Fund may therefore purchase a put option on other carefully selected securities, the values of which the investment adviser expects will have a high degree of positive correlation to the values of such portfolio securities. If the investment adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the portfolio securities being hedged. If the investment adviser's judgment is not correct, the value of the securities underlying the put option may decrease less than the value of the Fund's investments and therefore the put option may not provide complete protection against a decline in the value of the Fund's investments below the level sought to be protected by the put option.

      The Fund may similarly wish to hedge against appreciation in the value of securities that it intends to acquire at a time when call options on such securities are not available. The Fund may, therefore, purchase call options on other carefully selected securities the values of which the investment adviser expects will have a high degree of positive correlation to the values of the securities that the Fund intends to acquire. In such circumstances the Fund will be subject to risks analogous to those summarized above in the event that the correlation between the value of call options so purchased and the value of the securities intended to be acquired by the Fund is not as close as anticipated and the value of the securities underlying the call options increases less than the value of the securities to be acquired by the Fund.

      The Fund may write options on securities in connection with buy-and-write transactions; that is, the Fund may purchase a security and concurrently write a call option against that security. If the call option is exercised, the Fund's maximum gain will be the premium it received for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of the decline will be offset in part, or entirely, by the premium received.

      The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. A buy-and-write transaction using an out-of-the-money call option may be used when it is expected that the premium received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call option is exercised in such a transaction, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of the decline will be offset in part, or entirely, by the premium received.

      Prior to being notified of the exercise of the option, the writer of an exchange-traded option that wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. (Options of the same series are options with respect to the same underlying security, having the same expiration date and the same strike price.) The effect of the purchase is that the writer's position will be canceled by the exchange's affiliated clearing organization. Likewise, an investor who is the holder of an exchange-traded option may liquidate a position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

      Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, gives its guarantee to every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra-party with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction.


      When the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Fund will enter into OTC options only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of insolvency of the contra-party, the Fund may be unable to liquidate an OTC option. See "Illiquid Securities" below.


   OTC options purchased by the Fund will be treated as illiquid securities subject to any applicable limitation on such securities. Similarly, the assets used to "cover" OTC options written by the Fund will be treated as illiquid unless the OTC options are sold to qualified dealers who Agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option Agreement. The "cover" for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. See "Illiquid Securities" below.


      The Fund may write only "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid assets having a value equal to or greater than the exercise price of the option. In the case of a straddle written by the Fund, the amount maintained in the segregated account will equal the amount, if any, by which the put is "in-the-money."


      OPTIONS ON SECURITIES INDICES. The Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.


      When the Fund writes an option on a securities index, it will be required to deposit and mark-to-market, eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.


      Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

RISKS OF OPTIONS TRANSACTIONS

      An exchange-traded option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time, and for some exchange-traded options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its exchange-traded options in order to realize any profit and may incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

      Reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or clearinghouse, such as The Options Clearing Corporation (the O.C.) to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the O.C. as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

      In the event of the bankruptcy of a broker through which the Fund engages in options transactions, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the investment adviser.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

RISKS OF OPTIONS ON FOREIGN CURRENCIES


      Options on foreign currencies involve the currencies of two nations and therefore, developments in either or both countries affect the values of options on foreign currencies. Risks include those described in the Prospectus under "How the Fund Invests--Risk Factors and Special Considerations Relating to
Investing in Foreign Securities," including government actions affecting currency valuation and the movements of currencies from one country to another. The quantity of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.


FUTURES CONTRACTS AND RELATED OPTIONS


      The Fund may enter into futures contracts for the purchase or sale of debt securities and financial indices (collectively, interest rate futures contracts) and currencies in accordance with the Fund's investment objective. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire a specified quantity of the securities underlying the contract at a specified price at a specified future date. A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver a specified quantity of the securities underlying the contract at a specified price at a specified future date. At the time a futures contract is purchased or sold, the Fund is required to deposit cash or securities with a futures commission merchant or in a segregated account representing between approximately 1 1/2 to 5% of the contract amount, called "initial margin." Thereafter, the futures contract will be valued daily and the payment in cash of "maintenance" or "variation margin" may be required, resulting in the Fund paying or receiving cash that reflects any decline or increase in the contract's value, a process known as "marking-to-market."


      Some futures contracts by their terms may call for the actual delivery or acquisition of the underlying assets and other futures contracts must be "cash settled." In most cases the contractual obligation is extinguished before the expiration of the contract by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery or acquisition in the same month. The purchase (or sale) of an offsetting futures contract is referred to as a "closing transaction."

      The Fund's ability to establish and close out positions in futures contracts and options on futures contracts would be impacted by the liquidity of these markets. Although the Fund generally would purchase or sell only those futures contracts and options thereon for which there appeared to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it would not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would have to either make or take delivery under the futures contract or, in the case of a written call option, wait to sell the underlying securities until the option expired or was exercised, or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option on a futures contract which the Fund had written and which the Fund was unable to close, the Fund would be required to maintain margin deposits on the futures contract or option and to make variation margin payments until the contract is closed.


      Risks inherent in the use of these strategies include (1) dependence on the investment adviser's ability to predict correctly movements in the direction of interest rates, securities prices and markets; (2) imperfect correlation between the price of futures contracts and options thereon and movement in the prices of the securities being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible inability of the Fund to sell a portfolio security at a time that otherwise would be favorable for it to do so. In the event it did sell the security and eliminated its "cover," it would have to replace its "cover" with an appropriate futures contract or option or segregate securities with the required value, as described under "Hedging and Return Enhancement Strategies" in the Prospectus.

      Although futures prices themselves have the potential to be extremely volatile, in the case of any strategy involving interest rate futures contracts and options thereon when the investment adviser's expectations are not met, assuming proper adherence to the segregation requirement, the volatility of the Fund as a whole should be no greater than if the same strategy had been pursued in the cash market.

      Exchanges on which futures and related options trade may impose limits on the positions that the Fund may take in certain circumstances. In addition, the hours of trading of financial futures contracts and options thereon may not conform to the hours during which the Fund may trade the underlying securities. To the extent the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

      Pursuant to the requirements of the Commodity Exchange Act, as amended (the Commodity Exchange Act), all futures contracts and options thereon must be traded on an exchange. Since a clearing corporation effectively acts as the counterparty on every futures contract and option thereon, the counter party risk depends on the strength of the clearing or settlement corporation associated with the exchange. Additionally, although the exchanges provide a means of closing out a position previously established, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In the case of options on futures, if such a market does not exist, the Fund, as the holder of an option on futures contracts, would have to exercise the option and comply with the margin requirements for the underlying futures contract to utilize any profit, and if the Fund were the writer of the option, its obligation would not terminate until the option expired or the Fund was assigned an exercise notice.

LIMITATIONS ON THE PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS

      CFTC LIMITS.  In accordance  with  Commodity  Futures  Trading  Commission
(CFTC) regulations, the Fund is not permitted to purchase or sell futures contracts or options thereon for return enhancement or risk management purposes if immediately thereafter the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums paid for options on futures exceed 5% of the liquidation value of such Fund's total assets (the "5% CFTC limit"). This restriction does not apply to the purchase and sale of futures contracts and options thereon for bona fide hedging purposes.


      SEGREGATION REQUIREMENTS. To the extent the Fund enters into futures contracts, it is required by the Securities and Exchange Commission (the Commission) to maintain a segregated asset account sufficient to cover the Fund's obligations with respect to such futures contracts, which will consist of cash or other liquid assets, in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with respect to such futures contracts. Offsetting the contract by another identical contract eliminates the segregation requirement.

      With respect to options on futures, there are no segregation requirements for options that are purchased and owned by the Fund. However, written options, since they involve potential obligations of the Fund, may require segregation of Fund assets if the options are not "covered" as described below under "Options on Futures Contracts." If the Fund writes a call option that is not "covered," it must segregate and maintain for the term of the option cash or liquid securities equal to the fluctuating value of the optioned futures. If the Fund writes a put option that is not "covered," the segregated amount would have to be at all times equal in value to the exercise price of the put (less any initial margin deposited by the Fund) with respect to such option.


USES OF INTEREST RATE FUTURES CONTRACTS

      Futures contracts will be used for bona fide hedging, risk management and return enhancement purposes.


      POSITION HEDGING. The Fund might sell interest rate futures contracts to protect the Fund against a rise in interest rates which would be expected to decrease the value of debt securities which the Fund holds. This would be considered a bona fide hedge and, therefore, is not subject to the 5% CFTC limit. For example, if interest rates are expected to increase, the Fund might sell futures contracts on debt securities, the values of which historically have correlated closely or are expected to correlate closely to the values of the Fund's portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund's portfolio securities. If interest rates increase, the value of the Fund's portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the NAV of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a hedging technique would allow the Fund to maintain a defensive position without having to sell portfolio securities. If in fact interest rates decline rather than rise, the value of the futures contract will fall but the value of the bonds should rise and should offset all or part of the loss. If futures contracts are used to hedge 100% of the bond position and correlate precisely with the bond position, there should be no loss or gain with a rise (or fall) in interest rates. However, if only 50% of the bond position is hedged with futures, then the value of the remaining 50% of the bond position would be subject to change because of interest rate fluctuations. Whether the bond positions and futures contracts correlate precisely is a significant risk factor.

      ANTICIPATORY POSITION HEDGING. Similarly, when it is expected that interest rates may decline and the Fund intends to acquire debt securities, the Fund might purchase interest rate futures contracts. The purchase of futures contracts for this purpose would constitute an anticipatory hedge against increases in the price of debt securities (caused by declining interest rates) which the Fund subsequently acquires and would normally qualify as a bona fide hedge not subject to the 5% CFTC limit. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that would be purchased, the Fund could take advantage of the anticipated rise in the cost of the debt securities without actually buying them. Subsequently, the Fund could make the intended purchases of the debt securities in the cash market and concurrently liquidate the futures positions.

      RISK MANAGEMENT AND RETURN ENHANCEMENT. The Fund might sell interest rate futures contracts covering bonds. This has the same effect as selling bonds in the portfolio and holding cash and reduces the duration of the portfolio. (Duration measures the price sensitivity of the portfolio to interest rates. The longer the duration, the greater the impact of interest rate changes on the portfolio's price.) This should lessen the risks associated with a rise in interest rates. In some circumstances, this may serve as a hedge against a loss of principal, but is usually referred to as an aspect of risk management.

      The Fund might buy interest rate futures contracts covering bonds with a longer maturity than its portfolio average. This would tend to increase the duration and should increase the gain in the overall portfolio if interest rates fall. This is often referred to as risk management rather than hedging but, if it works as intended, has the effect of increasing principal value. If it does not work as intended because interest rates rise instead of fall, the loss will be greater than would otherwise have been the case. Futures contracts used for these purposes are not considered bona fide hedges and, therefore, are subject to the 5% CFTC limit.

OPTIONS ON FUTURES CONTRACTS

      The Fund may enter into options on futures contracts for certain bona fide hedging, risk management and return enhancement purposes. This includes the ability to purchase put and call options and write (i.e., sell) "covered" put and call options on futures contracts that are traded on commodity and futures exchanges.

      If the Fund purchases an option on a futures contract, it has the right but not the obligation, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call or a short position if the option is a put) at a specified exercise price at any time during the option exercise period.

      Unlike purchasing an option, which is similar to purchasing insurance to protect against a possible rise or fall of security prices or currency values, the writer or seller of an option undertakes an obligation upon exercise of the option to either buy or sell the underlying futures contract at the exercise price. A writer of a call option has the obligation upon exercise to assume a short futures position and a writer of a put option has the obligation to assume a long futures position. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract at exercise exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If there is no balance in the writer's margin account, the option is "out of the money" and will not be exercised. The Fund, as the writer, has income in the amount it was paid for the option. If there is a margin balance, the Fund will have a loss in the amount of the balance less the premium it was paid for writing the option.

      When the Fund writes a put or call option on futures contracts, the option must either be "covered" or, to the extent not "covered," will be subject to segregation requirements. The Fund will be considered "covered" with respect to a call option it writes on a futures contract if the Fund owns the securities or currency which is deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the "covered" option. A Fund will be considered "covered" with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the "covered" option.


      To the extent the Fund is not "covered" as described above with respect to written options, it will segregate and maintain for the term of the option cash or other liquid assets as described above under "Limitations of the Purchase and Sale of Futures Contracts and Related Options--Segregation Requirements."

USES OF OPTIONS ON FUTURES CONTRACTS

      Options on futures contracts would be used for bona fide hedging, risk management and return enhancement purposes.

      POSITION HEDGING. The Fund may purchase put options on interest rate or currency futures contracts to hedge its portfolio against the risk of a decline in the value of the debt securities it owns as a result of rising interest rates.

      ANTICIPATORY HEDGING. The Fund may also purchase call options on futures contracts as a hedge against an increase in the value of securities the Fund might intend to acquire as a result of declining interest rates.

      Writing a put option on a futures contract may serve as a partial anticipatory hedge against an increase in the value of debt securities the Fund might intend to acquire. If the futures price at expiration of the option is above the exercise price, the Fund retains the full amount of the option premium which provides a partial hedge against any increase that may have occurred in the price of the debt securities the Fund intended to acquire. If the market price of the underlying futures contract is below the exercise price when the option is exercised, the Fund would incur a loss, which may be wholly or partially offset by the decrease in the value of the securities the Fund might intend to acquire.

      Whether options on futures contracts are subject to or exempt from the 5% CFTC limit depends on whether the purposes of the options constitutes a bona fide hedge.

      RISK MANAGEMENT AND RETURN ENHANCEMENT. Writing a put option that does not relate to securities the Fund intends to acquire would be a return enhancement strategy which would result in a loss if interest rates rise.

      Similarly, writing a covered call option on a futures contract is also a return enhancement strategy. If the market price of the underlying futures contract at expiration of a written call is below the exercise price, the Fund would retain the full amount of the option premium increasing the income of the Fund. If the futures price when the option is exercised is above the exercise price, however, the Fund would sell the underlying securities which were the "cover" for the contract and incur a gain or loss depending on the cost basis for the underlying asset.

      Writing a covered call option as in any return enhancement strategy can also be considered a partial hedge against a decrease in the value of a Fund's portfolio securities. The amount of the premium received acts as a partial hedge against any decline that may have occurred in the Fund's debt securities.

      There can be no assurance that the Fund's use of futures contracts and related options will be successful and the Fund may incur losses in connection with its purchase and sale of future contracts and related options.

RISKS RELATED TO FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency exchange contracts in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.


      Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. If the Fund enters into a position hedging transaction, the transaction will be covered by the position being hedged or the Fund will place cash or other liquid assets in a segregated account of the Fund (less the value of the "covering" positions, if any) in an amount equal to the value of the Fund's total assets committed to the consummation of the given forward contract. The assets placed in the segregated account will be marked-to-market daily, and if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will, at all times, equal the amount of the Fund's net commitment with respect to the forward contract.

      The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

      It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the forward contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency and if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver, then it would be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase).

      If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      The Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be recognized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

REPURCHASE AGREEMENTS

      The Fund's repurchase agreements will be collateralized by U.S. Government obligations. The Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the Fund's Board of Directors. The Fund's investment adviser will monitor the creditworthiness of such parties, under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.


      The Fund participates in a joint repurchase agreement account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Commission. On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each fund participates in the income earned or accrued in the joint account based on the percentage of its investment.


LENDING OF SECURITIES

      Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate 30% of the value of the Fund's total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

      A loan may be terminated by the borrower on one business days' notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the investment adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.


      Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.


BORROWING


      The Fund may borrow an amount equal to no more than 331/3% of the value of its total assets (calculated at the time of the borrowing) from banks for temporary, extraordinary or emergency purposes, or for the clearance of transactions. The Fund may pledge up to 331/3% of its total assets to secure these borrowings. If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Such liquidations could cause the Fund to realize gains on securities held for less than three months.


ILLIQUID SECURITIES


      The Fund may hold up to 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

      Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


      The staff of the Commission has taken the position that purchased over-the-counter (OTC) options and the assets used as "cover" for written OTC options are illiquid securities unless the Fund and the counterparty have provided for the Fund, at the Fund's election, to unwind the OTC option. The exercise of such an option would ordinarily involve the payment by the Fund of an amount designed to reflect the counterparty's economic loss from an early termination, but does allow the Fund to treat the securities used as "cover" as liquid. See "How the Fund Invests--Other Investments and Investment Policies--Illiquid Securities" in the Prospectus.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


      From time to time, in the ordinary course of business, the Fund may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the Fund until delivery and payment take place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities in determining its NAV each day. The Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund will segregate cash or other liquid assets, marked-to-market daily, having a value equal to or greater than such commitments. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.


SECURITIES OF OTHER INVESTMENT COMPANIES

      The Fund may invest in securities of other investment companies, except to the extent permitted by applicable law. Generally, the Fund does not intend to invest in such securities. If the Fund does invest in securities of other investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.


SEGREGATED ACCOUNTS


      When the Fund is required to segregate assets in connection with certain hedging transactions, it will maintain cash or liquid assets in a segregated account. "Liquid assets" mean cash, U.S. Government securities, equity securities, debt obligations or other liquid, unencumbered assets marked-to-market daily, including foreign securities, high yield fixed income securities and distressed securities. See "Risk Factors and Special Considerations Relating to Investing in Foreign Securities," "Risk Factors Relating to Investing in Debt Securities Rated Below Investment Grade (Junk Bonds)" and "Risk Factors Relating to Investing in Distressed Securities in the Prospectus."


PORTFOLIO TURNOVER


      Although the Fund does not intend to engage in substantial short-term trading, it may sell portfolio securities without regard to the length of time that they have been held in order to take advantage of new investment opportunities or yield differentials, or because the Fund desires to preserve gains or limit losses due to changing economic conditions or the financial condition of the issuer. The Fund's portfolio turnover rate is not expected to exceed 150%. The portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the portfolio. High portfolio turnover (over

100%) involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover. See "Portfolio Transactions and Brokerage" and "Taxes, Dividends and Distributions."


                             INVESTMENT RESTRICTIONS

      The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.

   The Fund may not:

        1. Purchase any security (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result: (i) with respect to 75% of the Fund's total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) more than 10% of the voting securities of any issuer.


        2. Invest 25% or more of the market or other fair value of its total assets in the securities of issuers, all of which conduct their principal business activities in the same industry. For purposes of this restriction, gas, electric, water and telephone utilities will each be treated as being a separate industry. This restriction does not apply to obligations issued or guaranteed by the United Sates Government or its agencies or instrumentalities.


        3. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.


        4. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks up to 331/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes, for the clearance of transactions. The Fund may pledge up to 331/3% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to interest rate swap transactions, reverse repurchase agreements, dollar roll transactions, options, futures contracts and options thereon, short sales, and obligations of the Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security, only so long as they are covered or collateralized in accordance with Securities and Exchange Commission guidelines.


        5. Act as underwriter of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

        6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities of real estate investment trusts.


        7. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon, and forward foreign currency exchange contracts.


        8. Make loans,  except  through the purchase of debt  obligations,  bank
   debt  (including  loan   participations   and  assignments),   trade  claims,
   repurchase agreements and loans of securities.


   Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or NAVs will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.

                             DIRECTORS AND OFFICERS


                                POSITION WITH                              PRINCIPAL OCCUPATION
     NAME AND ADDRESS** AGE         FUND                                   DURING PAST 5 YEARS
     ----------------------     -------------                              --------------------

Edward D. Beach (73)            DIRECTOR         PRESIDENT AND DIRECTOR OF BMC FUND, INC., A CLOSED-END INVESTMENT
                                                 COMPANY; PREVIOUSLY, VICE CHAIRMAN OF BROYHILL FURNITURE INDUSTRIES,
                                                 INC.;  CERTIFIED  PUBLIC  ACCOUNTANT;  SECRETARY  AND  TREASURER  OF
                                                 BROYHILL FAMILY FOUNDATION, INC.; MEMBER OF THE BOARD OF TRUSTEES OF
                                                 MARS HILL  COLLEGE;  DIRECTOR  OF THE HIGH YIELD  INCOME FUND, INC.

EUGENE C. DORSEY (71)           DIRECTOR         RETIRED PRESIDENT, CHIEF EXECUTIVE OFFICER AND TRUSTEE OF THE GANNETT
                                                 FOUNDATION (NOW FREEDOM FORUM); FORMER PUBLISHER OF FOUR GANNETT
                                                 NEWSPAPERS AND VICE PRESIDENT OF GANNETT COMPANY; PAST CHAIRMAN OF
                                                 INDEPENDENT SECTOR (NATIONAL COALITION OF PHILANTHROPIC ORGANIZATIONS);
                                                 FORMER CHAIRMAN OF THE AMERICAN COUNCIL FOR THE ARTS; DIRECTOR OF THE
                                                 ADVISORY BOARD OF CHASE MANHATTAN BANK OF ROCHESTER AND THE HIGH YIELD
                                                 INCOME FUND, INC.; PRESIDENT AND DIRECTOR OF FIRST FINANCIAL FUND, INC.
                                                 AND GLOBAL UTILITY FUND, INC.

DELAYNE DEDRICK GOLD (59)       DIRECTOR         MARKETING AND MANAGEMENT CONSULTANT; DIRECTOR OF THE HIGH YIELD
                                                 INCOME FUND, INC.

 *ROBERT F. GUNIA (51)          DIRECTOR AND     VICE PRESIDENT (SINCE SEPTEMBER 1996) OF PRUDENTIAL INVESTMENTS;
                                VICE PRESIDENT   EXECUTIVE VICE PRESIDENT AND TREASURER (SINCE DECEMBER 1996) PRUDENTIAL
                                                 INVESTMENTS FUND MANAGEMENT LLC (PIFM); SENIOR VICE PRESIDENT (SINCE
                                                 MARCH  1987)  OF  PRUDENTIAL  SECURITIES  INCORPORATED   (PRUDENTIAL
                                                 SECURITIES);  VICE  PRESIDENT AND DIRECTOR OF THE ASIA PACIFIC FUND,
                                                 INC. (SINCE MAY 1989);  FORMERLY CHIEF ADMINISTRATIVE  OFFICER (JULY
                                                 1990-SEPTEMBER  1996);   DIRECTOR  (JANUARY   1989-SEPTEMBER  1996);
                                                 EXECUTIVE  VICE  PRESIDENT,  TREASURER AND CHIEF  FINANCIAL  OFFICER
                                                 (JUNE  1987-SEPTEMBER  1996) OF PRUDENTIAL  MUTUAL FUND  MANAGEMENT,
                                                 INC.

*HARRY A. JACOBS JR. (75)       DIRECTOR         SENIOR DIRECTOR (SINCE JANUARY 1986) OF PRUDENTIAL SECURITIES; FORMERLY
ONE SEAPORT PLAZA                                INTERIM CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF PRUDENTIAL MUTUAL FUND
NEW YORK, NEW YORK                               MANAGEMENT, INC. (JUNE-SEPTEMBER 1993); FORMERLY CHAIRMAN OF THE BOARD
                                                 OF PRUDENTIAL SECURITIES (1982-1985) AND CHAIRMAN OF THE BOARD AND CHIEF
                                                 EXECUTIVE OFFICER OF BACHE GROUP, INC. (1977-1982); DIRECTOR OF THE CENTER
                                                 FOR NATIONAL POLICY, THE FIRST AUSTRALIA FUND, INC. AND THE FIRST AUSTRALIA
                                                 PRIME INCOME FUND, INC.; TRUSTEE OF THE TRUDEAU INSTITUTE.

*MENDEL A. MELZER, CFA  (37)    DIRECTOR         CHIEF INVESTMENT OFFICER (SINCE OCTOBER 1996) OF PRUDENTIAL MUTUAL
751 BROAD STREET,                                FUNDS; FORMERLY CHIEF FINANCIAL OFFICER OF PRUDENTIAL INVESTMENTS
NEWARK, NJ 07102-4077                            NJ 07102-4077 (NOVEMBER 1995-SEPTEMBER  1996), SENIOR VICE PRESIDENT
                                                 AND  CHIEF  FINANCIAL  OFFICER  OF  PRUDENTIAL  PREFERRED  FINANCIAL
                                                 SERVICES   (APRIL  1993-  NOVEMBER  1995),   MANAGING   DIRECTOR  OF
                                                 PRUDENTIAL  INVESTMENT  ADVISORS (APRIL 1991-APRIL 1993), AND SENIOR
                                                 VICE PRESIDENT OF PRUDENTIAL  CAPITAL  CORPORATION  (JULY 1989-APRIL
                                                 1991).



                                POSITION WITH                              PRINCIPAL OCCUPATION
     NAME AND ADDRESS** AGE         FUND                                   DURING PAST 5 YEARS
     ----------------------     -------------                              --------------------
THOMAS T. MOONEY (56)            DIRECTOR         PRESIDENT OF THE GREATER ROCHESTER METRO CHAMBER OF COMMERCE; FORMERLY
                                                  ROCHESTER CITY MANAGER; TRUSTEE OF CENTER FOR GOVERNMENTAL RESEARCH,
                                                  INC.; DIRECTOR OF BLUE CROSS OF ROCHESTER; THE BUSINESS COUNCIL OF NEW
                                                  YORK STATE; EXECUTIVE SERVICE CORPS OF ROCHESTER; MONROE COUNTY WATER
                                                  AUTHORITY; ROCHESTER JOBS, INC.; MONROE COUNTY INDUSTRIAL DEVELOPMENT
                                                  CORPORATION; NORTHEAST MIDWEST INSTITUTE; THE HIGH YIELD INCOME FUND,
                                                  INC.; DIRECTOR OF FIRST FINANCIAL FUND, INC. AND THE HIGH YIELD PLUS FUND, INC.

THOMAS H. O'BRIEN (73)           DIRECTOR         PRESIDENT OF O'BRIEN ASSOCIATES (FINANCIAL AND MANAGEMENT CONSULTANTS)
                                                  (SINCE APRIL 1984); FORMERLY PRESIDENT OF JAMAICA WATER SECURITIES CORP.
                                                  (HOLDING COMPANY) (FEBRUARY 1989-AUGUST 1990); CHAIRMAN OF THE BOARD
                                                  AND CHIEF EXECUTIVE OFFICER (SEPTEMBER 1987-FEBRUARY 1989) OF JAMAICA
                                                  WATER SUPPLY COMPANY AND DIRECTOR (SEPTEMBER 1987-APRIL 1991); DIRECTOR AND
                                                  PRESIDENT WINTHROP REGIONAL HEALTH SYSTEMS, INC. AND UNITED PRESBYTERIAN
                                                  HOMES; DIRECTOR OF RIDGEWOOD SAVINGS BANK AND THE HIGH YIELD INCOME FUND, INC.;
                                                  TRUSTEE OF HOFSTRA UNIVERSITY.

*RICHARD A. REDEKER (54)        PRESIDENT AND     EMPLOYEE OF PRUDENTIAL INVESTMENTS; FORMERLY PRESIDENT, CHIEF EXECUTIVE
751 BROAD STREET                 DIRECTOR         OFFICER AND DIRECTOR (OCTOBER 1993-SEPTEMBER 1996), PRUDENTIAL MUTUAL
NEWARK, NEW JERSEY  07102                         FUND MANAGEMENT, INC.; EXECUTIVE VICE PRESIDENT, OF DIRECTOR AND MEMBER
                                                  OF  THE  OPERATING   COMMITTEE (OCTOBER 1993-SEPTEMBER 1996), PRUDENTIAL
                                                  SECURITIES; DIRECTOR (OCTOBER 1993-SEPTEMBER 1996) OF PRUDENTIAL
                                                  SECURITIES GROUP, INC. (PSG); EXECUTIVE VICE PRESIDENT, THE  PRUDENTIAL
                                                  INVESTMENT  CORPORATION  (SINCE JANUARY 1994);  FORMERLY,  SENIOR EXECUTIVE VICE
                                                  PRESIDENT  AND  DIRECTOR  OF  KEMPER   FINANCIAL   SERVICES,   INC.   (SEPTEMBER
                                                  1978-SEPTEMBER 1993); PRESIDENT AND DIRECTOR OF THE HIGH YIELD INCOME FUND, INC.

NANCY H. TEETERS (67)            DIRECTOR         ECONOMIST; FORMERLY VICE PRESIDENT AND CHIEF ECONOMIST OF INTERNATIONAL
                                                  BUSINESS MACHINES CORPORATION (MARCH 1986-JUNE 1990); DIRECTOR OF
                                                  INLAND STEEL INDUSTRIES (SINCE JULY 1991) AND FIRST FINANCIAL FUND, INC.

LOUIS A. WEIL, III (56)          DIRECTOR         PRESIDENT AND CHIEF EXECUTIVE OFFICER (SINCE JANUARY 1996) AND DIRECTOR
                                                  (SINCE SEPTEMBER 1991) OF CENTRAL NEWSPAPERS, INC.; CHAIRMAN OF THE
                                                  BOARD (SINCE JANUARY 1996), PUBLISHER AND CHIEF EXECUTIVE OFFICER (AUGUST
                                                  1991-DECEMBER 1995) OF PHOENIX NEWSPAPERS, INC.; FORMERLY, PUBLISHER OF
                                                  TIME MAGAZINE (MAY 1989- MARCH 1991); FORMERLY PRESIDENT, PUBLISHER
                                                  AND CHIEF EXECUTIVE OFFICER OF THE DETROIT NEWS (FEBRUARY 1986-AUGUST
                                                  1989); FORMERLY MEMBER OF THE ADVISORY BOARD, CHASE MANHATTAN BANK-
                                                  WESTCHESTER.

S. JANE ROSE (52)                SECRETARY        SENIOR VICE PRESIDENT (SINCE DECEMBER 1996) OF PIFM; SENIOR VICE
                                                  PRESIDENT AND SENIOR COUNSEL OF PRUDENTIAL SECURITIES (SINCE JULY 1992);
                                                  FORMERLY FIRST VICE PRESIDENT (MARCH 1994-SEPTEMBER 1996) OF PRUDENTIAL
                                                  MUTUAL FUND MANAGEMENT, INC.



                                POSITION WITH                              PRINCIPAL OCCUPATION
     NAME AND ADDRESS** AGE         FUND                                   DURING PAST 5 YEARS
     ----------------------     -------------                              --------------------

GRACE C. TORRES (38).............TREASURER AND    FIRST VICE PRESIDENT (SINCE DECEMBER 1995) OF PIFM; FIRST VICE PRESIDENT
                                 PRINCIPAL        (SINCE MARCH 1994) OF PRUDENTIAL SECURITIES; FORMERLY FIRST VICE PRESIDENT
                                 FINANCIAL AND    (MARCH 1994-SEPTEMBER 1996) OF PRUDENTIAL MUTUAL FUND MANAGEMENT,
                                 ACCOUNTING       INC. AND VICE PRESIDENT (JULY 1989-MARCH 1994) OF BANKERS TRUST
                                 OFFICER          COMPANY.

DEBORAH A. DOCS (40).............ASSISTANT        VICE PRESIDENT (SINCE DECEMBER 1996) OF PIFM; VICE PRESIDENT AND
                                 SECRETARY        ASSOCIATE GENERAL COUNSEL (JUNE 1991-SEPTEMBER 1996) OF PIFM; VICE
                                                  PRESIDENT AND ASSOCIATE GENERAL COUNSEL OF PRUDENTIAL SECURITIES.

STEPHEN M. UNGERMAN (44).........ASSISTANT        TAX DIRECTOR (SINCE MARCH 1996) OF PRUDENTIAL INVESTMENTS AND THE PRIVATE
                                 TREASURER        ASSET GROUP OF PRUDENTIAL; FORMERLY FIRST VICE PRESIDENT (FEBRUARY 1993-

                                                  SEPTEMBER 1996) OF PRUDENTIAL MUTUAL FUND MANAGEMENT, INC. AND SENIOR
                                                  TAX MANAGER  (1981-JANUARY 1993) OF PRICE WATERHOUSE.


----------------

   * "Interested" Director, as defined in the Investment Company Act, by reason of his affiliation with prudential, prudential securities or pifm.

   ** Unless otherwise indicated, the address of the directors and officers is c/o prudential investments fund management, llc, gateway center three, newark, new jersey 07102-4077.


      Directors and officers of the fund are also trustees, directors and officers of some or all of the other investment companies distributed by prudential securities.

      The officers conduct and supervise the daily business operations of the fund, while the directors, in addition to their functions set forth under "manager" and "distributor," oversee such actions and decide on general policy.

   Pursuant to the management agreement with the fund, the manager pays all compensation of officers and employees of the fund as well as the fees and expenses of all directors of the fund who are affiliated persons of the manager.


   The Fund pays each of its directors who is not an affiliated person of pifm or the Prudential Investment Corporation (PIC), the subadviser or the investment adviser) annual compensation of $3,000, in addition to certain out-of-pocket expenses. The amount of annual compensation paid to each director may change as a result of the introduction of additional funds upon which the director will be asked to serve.

   Directors may receive their directors' fees pursuant to a deferred fee agreement with the fund. Under the terms of the agreement, the fund accrues daily the amount of directors' fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day u.S. Treasury bills at the beginning of each calendar quarter or, pursuant to an commission exemptive order, at the daily rate of return of the fund (the fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the director. The fund's obligation to make payments of deferred directors' fees, together with interest thereon, is a general obligation of the fund.

   The directors have adopted a retirement policy which calls for the retirement of directors on december 31 of the year in which they reach the age of 72, except that retirement is being phased in for directors who were age 68 or older as of december 31, 1993. Under this phase-in provision, messrs. Jacobs, beach and o'brien are scheduled to retire on december 31, 1998, 1999 and 1999, respectively.

   The following table sets forth the aggregate compensation estimated that will be paid by the fund for the fiscal year ending march 31, 1998 to the directors who are not affiliated with the manager and the aggregate compensation estimated that will be paid to such directors for service on the fund's board and that of all other funds managed by pifm (fund complex) for the calendar year ending december 31, 1997.


                               COMPENSATION TABLE



                                                                                                         TOTAL
                                                               PENSION OR                            COMPENSATION
                                                               RETIREMENT                              FROM FUND
                                                  AGGREGATE  BENEFITS ACCRUED  ESTIMATED ANNUAL        AND FUND
                                                COMPENSATION  AS PART OF FUND   BENEFITS UPON        COMPLEX PAID
                   NAME AND POSITION             FROM FUND      EXPENSES         RETIREMENT          TO DIRECTORS
                   -----------------            ------------ ----------------  ----------------      --------------

EDWARD D. BEACH, DIRECTOR                             0           NONE            N/A             $ 135,000 (38/63)*
EUGENE C. DORSEY, DIRECTOR                            0           NONE            N/A             $  70,000 (16/43)*
DELAYNE DEDRICK GOLD, DIRECTOR                        0           NONE            N/A             $ 135,000 (38/63)*
ROBERT F. GUNIA, DIRECTOR+                            0           NONE            N/A                    -
HARRY A. JACOBS, JR., DIRECTOR+                       0           NONE            N/A                    -
DONALD D. LENNOX, FORMER DIRECTOR                     0           NONE            N/A             $  90,000 (26/50)*
MENDEL A. MELZER, DIRECTOR+                           0           NONE            N/A                    -
THOMAS T. MOONEY, DIRECTOR                            0           NONE            N/A             $ 115,000 (31/64)*
THOMAS H. O'BRIEN, DIRECTOR                           0           NONE            N/A             $  45,000 (11/29)*
RICHARD A. REDEKER, DIRECTOR AND PRESIDENT+           0           NONE            N/A                    -
NANCY H. TEETERS, DIRECTOR                            0           NONE            N/A             $  90,000 (23/42)*
LOUIS A. WEIL, III, DIRECTOR                          0           NONE            N/A             $  90,000 (26/50)*



----------
* Indicates number of funds/portfolios in fund complex (including the fund) to which aggregate compensation relates.

+ Robert F. Gunia, Harry A. Jacobs, Jr., Mendel a. Melzer and Richard A. Redeker, who are each interested directors do not receive compensation from the fund or any fund in the prudential mutual fund family.


** Total compensation from all of the funds in the fund complex for the calendar year ended december 31, 1997, includes amounts deferred at the election of directors under the fund's deferred compensation plans. Including accrued interest, total compensation amounted to $87,401 and $143,909 for dorsey and mooney, respectively.

      As of February 17, 1998, the directors and officers of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

      As of February 17, 1998, PIFM was the sole record holder of each class of shares of the fund, and owned: 2,500 Class A shares; 2,500 Class B shares; 2,500 Class C shares; and 2,500 Class Z shares.


MANAGER


      The manager of the Fund is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential Mutual Funds. See "How the Fund is Managed--Manager" in the Prospectus. As of December 31, 1997, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $62 billion. According to the Investment Company Institute, as of December 31, 1997, the Prudential Mutual Funds were the 15th largest family of mutual funds in the United States.

      PIFM is a subsidiary of Prudential Securities and The Prudential Insurance Company of America (Prudential). Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly owned subsidiary of Prudential, serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

      Pursuant to the Management Agreement with the Fund (the Management Agreement), PIFM, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of the Fund. PIFM also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Fund's custodian (the Custodian), and PMFS, the Fund's transfer and dividend disbursing agent. The management services of PIFM for the Fund are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.

      For its services, PIFM receives, pursuant to the Management Agreement, a fee at an annual rate of .65 of 1% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of the Fund (including the fees of PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which the Fund's shares are qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess. No jurisdiction currently limits the Fund's expenses.


       In connection with its management of the corporate affairs of the Fund, PIFM bears the following expenses:


          (a) the salaries and expenses of all of its and the Fund's personnel except the fees and expenses of Directors who are not affiliated persons of PIFM or the Fund's investment adviser;

          (b) all expenses incurred by PIFM or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and

          (c) the costs and expenses payable to The Prudential Investment Corporation, which does business under the name of Prudential Investments (PI, the Subadviser or the investment adviser) pursuant to the Subadvisory Agreement between PIFM and the Subadviser (the Subadvisory Agreement).

      Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated persons of the Manager or the Fund's investment adviser, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade associations of which the Fund may be a member, (h) the cost of stock certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) certain organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and (m) distribution fees.

      The Management Agreement provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Management Agreement was last approved by the Board of Directors of the Fund, including all of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on May 22, 1997, and by the initial shareholder of the Fund on February 17, 1998.

      PIFM has entered into the Subadvisory Agreement with the Subadviser, a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that the Subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services. The Subadviser is reimbursed by PIFM for the reasonable costs and expenses incurred by the Subadviser in furnishing those services. Investment advisory services are provided to the Fund by a business group at the Subadviser, known as Prudential Investments.

      The Subadvisory Agreement was last approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on May 22, 1997, and by the initial shareholder of the Fund on February 17, 1998.

      The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PIFM or PIC upon not more than 60 days', nor less than 30 days', written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


                                   DISTRIBUTOR


      Prudential Securities Incorporated (Prudential Securities, PSI or the Distributor), One Seaport Plaza, New York, New York 10292, acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund.

      Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the Investment Company Act and a distribution agreement (the Distribution Agreement), the Distributor incurs the expenses of distributing the Fund's Class A, Class B and Class C shares. the Distributor also incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement, none of which is reimbursed or paid for by the Fund. See "How the Fund is Managed - Distributor" in the Prospectus.

      On February 20, 1997, the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class A, Class B or Class C Plan or in any agreement related to the Plans (the Rule 12b-1 Directors), at a meeting called for the purpose of voting on each Plan, adopted the Plans and Distribution Agreement. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and the maintenance of shareholder accounts (service fee) and
(ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1%. The Class B and Class C Plans provide that (i) .25 of 1% of the average daily net assets of the Class B and Class C shares, respectively, may be paid as a service fee and (ii) .75 of 1% (not including the service fee) may be paid for distribution-related expenses with respect to the Class B and Class C shares, respectively (asset-based sales charge). The Plans were last approved by the Board of Directors, including a majority of the Rule 12b-1 Directors, on May 22, 1997.


      The Class A, Class B and Class C Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Plans may each be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days', nor less than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Directors in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Fund will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.

      Pursuant to each Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Directors shall be committed to the Rule 12b-1 Directors.


      Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws. The Distribution Agreement was last approved by the Directors, including a majority of the Rule 12b-1 Directors, on May 22, 1997.




NASD MAXIMUM SALES CHARGE RULE

      Pursuant to rules of the National Association of Securities Dealers,  Inc.
(NASD), the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. In the case of Class B shares, interest charges equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not required to be included in the calculation of the 6.25% limitation. The annual asset-based sales charge with respect to Class B and Class C shares of the Fund may not exceed .75 of 1%. The 6.25% limitation applies to the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Manager is responsible for decisions to buy and sell securities, futures and options on securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. The term "Manager" as used in this section includes the Subadviser. In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which will provide the most favorable total cost or proceeds reasonably obtainable in the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the Fund's, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Manager in providing investment management for the Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The Manager's policy is to pay higher commissions to brokers, other than Prudential Securities, for particular transactions than might be charged if a different broker had been selected, on occasions when, in the Manager's opinion, this policy furthers the objective of obtaining best price and execution. In addition, the Manager is authorized to pay higher commissions on brokerage transactions for the Fund to brokers other than Prudential Securities (or any affiliate) in order to secure research and investment services described above, subject to the primary consideration of obtaining the most favorable price and efficient execution in the circumstances and subject to review by the Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation or orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Directors.

      Broker-dealers  may  receive  negotiated  brokerage  commissions  on  Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. On foreign securities exchanges, commissions may be fixed. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities and its affiliates.


      Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with Prudential Securities or any affiliate in any transaction in which Prudential Securities or any affiliate acts as principal, except in accordance with rules of the Commission. Thus, it will not deal with Prudential Securities acting as market maker, and it will not execute a negotiated trade with Prudential Securities if execution involves Prudential Securities' acting as principal with respect to any part of the Fund's order.

      Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities, or an affiliate, during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company Act), except in accordance with rules of the Commission. This limitation, in the opinion of the Manager, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.


      Subject to the above considerations, Prudential Securities (or any affiliate) may act as a securities broker or futures commission merchant for the Fund. In order for Prudential Securities (or any affiliate) to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Prudential Securities (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or futures commission merchants in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Prudential Securities (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities (or any affiliate) are consistent with the foregoing standard. In accordance with
Section 11(a) of the Securities Exchange Act of 1934, as amended, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. Prudential Securities must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.


                     PURCHASE AND REDEMPTION OF FUND SHARES


      Shares of the Fund may be purchased at a price equal to the next determined NAV per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are offered to a limited group of investors at NAV without any sales charges. See "Shareholder Guide--How to Buy Shares of the Fund" in the Prospectus.

      Each class of shares represents an interest in the same assets of the Fund and has the same rights, except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares which are not subject to any sales charge or distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "Distributor" and "Shareholder Investment Account--Exchange Privilege."

ISSUANCE OF FUND SHARES FOR SECURITIES

      Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (i) reorganizations, (ii) statutory mergers, or
(iii) other acquisitions of portfolio securities that (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Fund's investment adviser.


SPECIMEN PRICE MAKE-UP


      Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold with an initial sales charge of 4% and Class B*, Class C* and Class Z shares are sold at NAV. Using the Fund's NAV at February 17, 1998, the maximum offering prices of the Fund's shares are as follows:




CLASS A
Net asset value and redemption price per Class A share..............................  $10.00
Maximum sales charge (4% of offering price).........................................     .42
Offering price to public............................................................  $10.42
                                                                                      ======
CLASS B
Net asset value, offering price and redemption price to public per Class B share*...  $10.00
                                                                                      ======
CLASS C
Net asset value, offering price and redemption price to public per Class C share*...  $10.00
                                                                                      ======
CLASS Z
Net asset value, offering price and redemption price to public per Class Z share....  $10.00
                                                                                      ======



----------
*  Class B and Class C shares are subject to a contingent  deferred sales charge
   on  certain   redemptions.   See   "Shareholder   Guide--How   to  Sell  Your
   Shares--Contingent Deferred Sales Charges" in the Prospectus.

REDUCTION AND WAIVER OF INITIAL SALES CHARGES--CLASS A SHARES

   COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other Prudential Mutual Funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "Shareholder Guide--Alternative Purchase Plan" in the Prospectus.

   An eligible group of related Fund investors includes any combination of the following:

       (a)  an individual;

       (b)  the individual's spouse, their children and their parents;
       (c)  the individual's and spouse's Individual Retirement Account (IRA);

       (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

       (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

       (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

       (g) one or more employee benefit plans of a company controlled by an individual.

      In addition, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more retirement or group plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).


      The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended (Internal Revenue Code) and deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code.

      RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. The value of shares held directly with the Transfer Agent and through Prudential Securities will not be aggregated to determine the reduced sales charge. All shares must be held either directly with the Transfer Agent or through Prudential Securities. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering or price (NAV plus maximum sales charge) as of the previous business day. See "How the Fund Values its Shares" in the Prospectus. The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of Accumulation are not available to individual participants in any retirement or group plans.

      LETTERS OF INTENT. Reduced sales charges are available to investors (or an eligible group of related investors), including retirement and group plans, who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of the Fund and shares of other Prudential Mutual Funds (Investment Letter of Intent). Retirement and group plans may also qualify to purchase Class A shares at NAV by entering into a Letter of Intent whereby they agree to enroll, within a thirteen- month period, a specified number of eligible employees or participants (Participant Letter of Intent). All shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent and through Prudential Securities will not be aggregated to determine the reduced sales charge. All shares must be held either directly with the Transfer Agent or through Prudential Securities.


   A Letter of Intent permits a purchaser, in the case of an Investment Letter of Intent, to establish a total investment goal to be achieved by any number of investments over a thirteen-month period and, in the case of a Participant Letter of Intent, to establish a minimum eligible employee or participant enrollment goal over a thirteen-month period. Each investment made during the period, in the case of an Investment Letter of Intent, will receive the reduced sales charge applicable to the amount represented by the goal as if it were a single investment. In the case of a Participant Letter of Intent, each investment made during the period will be made at NAV. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the purchaser, except in the case of retirement and group plans where the employer or plan sponsor will be responsible for paying any applicable sales charge. The effective date of an Investment Letter of Intent (except in the case of retirement and group plans) may be back-dated up to 90 days, in order that any investments made during this 90- day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.


      The Investment Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. Similarly, the Participant Letter of Intent does not obligate the retirement or group plan to enroll the indicated number of eligible employees or participants. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser (or the employer or plan sponsor, in the case of any retirement or group plan) is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

      The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will, in the case of an Investment Letter of Intent, be granted subject to confirmation of the investor's holdings or, in the case of a Participant Letter of Intent, subject to confirmation of the number of eligible employees or participants in the retirement or group plan. Letters of Intent are not available to any individual participants in any retirement or group plans.


WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

      The contingent deferred sales charge (CDSC) is waived under circumstances described in the Prospectus. See "Shareholder Guide--How to Sell Your
Shares--Contingent Deferred Sales Charge--Waiver of Contingent Deferred Sales Charges--Class B Shares" in the Prospectus. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.



CATEGORY OF WAIVER                           REQUIRED DOCUMENTATION
------------------                           ----------------------

Death A copy of the shareholder's death certificate or, in the case of a trust, a copy of the grantor's death certificate, plus a copy of the trust agreement identifying the grantor.

Disability--An  individual  will be          A  copy  of  the  Social   Security
considered disabled if he or she is          Administration  award  letter  or a
unable to engage in any substantial          letter  from  a  physician  on  the
gainful  activity  by reason of any          physician's letterhead stating that
medically  determinable physical or          the shareholder (or, in the case of
mental   impairment  which  can  be          a   trust,    the    grantor)    is
expected  to  result in death or to          permanently  disabled.  The  letter
be of long-continued and indefinite          must  also  indicate  the  date  of
duration.                                    disability.

Distribution from an IRA or 403(b)           A  copy  of the  distribution  form
Custodial Account                            from the custodial firm  indicating
                                             (i)  the   date  of  birth  of  the
                                             shareholder   and  (ii)   that  the
                                             shareholder  is over age 59 1/2 and
                                             is       taking       a      normal
                                             distribution--signed     by     the
                                             shareholder.

Distribution from Retirement Plan            A   letter   signed   by  the  plan
                                             administrator/trustee    indicating
                                             the reason for the distribution.

Excess Contributions                         A letter from the shareholder  (for
                                             an     IRA)     or     the     plan
                                             administrator/trustee   on  company
                                             letterhead indicating the amount of
                                             the excess and whether or not taxes
                                             have been paid.

        The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

                         SHAREHOLDER INVESTMENT ACCOUNT

      Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which a record of the shares held is maintained by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. The Fund makes available to its shareholders the following privileges and plans.


      AUTOMATIC REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at NAV by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the NAV per share next determined after receipt of the check or proceeds by the Transfer Agent. Such shareholder will receive credit for any CDSC paid in connection with the amount of proceeds being reinvested.

      EXCHANGE PRIVILEGE. The Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of certain other Prudential Mutual Funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential Mutual Funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of Prudential Mutual Funds, the Exchange Privilege is available for those funds eligible for investment in the particular program.


      It is contemplated that the Exchange Privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.

      CLASS A. Shareholders of the Fund may exchange their Class A shares for Class A shares of certain other Prudential Mutual Funds, shares of Prudential Government Securities Trust (Short-Intermediate Term Series) and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the Exchange Privilege only to acquire Class A shares of the Prudential Mutual Funds participating in the Exchange Privilege.

      The  following  money  market  funds  participate  in the Class A Exchange
Privilege:

           Prudential California Municipal Fund
              (California Money Market Series)

           Prudential Government Securities Trust
              (Money Market Series)
              (U.S. Treasury Money Market Series)

           Prudential Municipal Series Fund
              (Connecticut Money Market Series)
              (Massachusetts Money Market Series)
              (New York Money Market Series)
              (New Jersey Money Market Series)


           Prudential MoneyMart Assets, Inc. (Class A shares)


           Prudential Tax-Free Money Fund, Inc.

      CLASS B AND CLASS C. Shareholders of the Fund may exchange their Class B and Class C shares for Class B and Class C shares, respectively, of certain other Prudential Mutual Funds and shares of Prudential Special Money Market Fund, Inc., a money market fund. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange.

      Class B and Class C shares of the Fund may also be exchanged for shares of Prudential Special Money Market Fund, Inc. without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being transferred first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into the Fund from a money market fund during the month (and are held in the Fund at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period.

      At any time after acquiring shares of other funds participating in the Class B or Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares of the Fund, respectively, without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares of other funds, respectively, without being subject to any CDSC.

      CLASS Z. Class Z shares may be exchanged for Class Z shares of other Prudential Mutual Funds.


      Additional details about the Exchange Privilege and prospectuses for each of the Prudential Mutual Funds are available from the Transfer Agent, Prudential Securities or Prusec. The Exchange Privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares.


      DOLLAR COST AVERAGING. Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

      Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $14,000 at a private college and around $6,000 at a public university. Assuming these costs increase at a rate of 7% a year, as has been projected, for the freshman class of 2011, the cost of four years at a private college could reach $210,000 and over $90,000 at a public university.(1)

      The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals.(2)

PERIOD OF MONTHLY INVESTMENTS:        $100,000   $150,000   $200,000   $250,000
------------------------------        --------   --------   --------   --------
          25 Years.................... $   110    $   165    $   220    $   275
          20 Years....................     176        264        352        440
          15 Years....................     296        444        592        740
          10 Years....................     555        833      1,110      1,388
          5 Years.....................   1,371      2,057      2,742      3,428


See "Automatic Savings Accumulation Plan" below.


----------
(1) Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges, 1993. Average costs for private institutions include tuition, fees, room and board for the 1993- 1994 academic year.

(2) The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

      AUTOMATIC SAVINGS ACCUMULATION PLAN (ASAP). Under ASAP, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly by authorizing his or her bank account or Prudential Securities Account (including a Command Account) to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to ASAP participants.

      Further information about this program and an application form can be obtained from the Transfer Agent, Prudential Securities or Prusec.

      SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders through Prudential Securities or the Transfer Agent. Such withdrawal plan provides for monthly or quarterly checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares may be subject to a CDSC. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus.


      In the case of shares held through the Transfer Agent (i) a $10,000 minimum account value applies, (ii) withdrawals may not be for less than $100 and (iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at NAV on shares held under this plan. See "Automatic Reinvestment of Dividends and Distributions" above.


      Prudential Securities and the Transfer Agent act as agents for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.

      Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

      Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (i) the purchase of Class A shares and (ii) the withdrawal of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

      TAX-DEFERRED RETIREMENT PLANS. Various qualified retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-deferred accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, and the administration, custodial fees and other details are available from Prudential Securities or the Transfer Agent.

      Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

      INDIVIDUAL RETIREMENT ACCOUNTS. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                           TAX-DEFERRED COMPOUNDING(1)

     CONTRIBUTIONS MADE OVER:                  PERSONAL SAVINGS          IRA
     ------------------------                  ----------------          ---
        10 years........................            $ 26,165          $ 31,291
        15 YEARS........................              44,676            58,649
        20 YEARS........................              68,109            98,846
        25 YEARS........................              97,780           157,909
        30 YEARS........................             135,346           244,692

----------

(1) THE CHART IS FOR ILLUSTRATIVE PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF THE FUND OR ANY SPECIFIC INVESTMENT. IT SHOWS TAXABLE VERSUS TAX-DEFERRED COMPOUNDING FOR THE PERIODS AND ON THE TERMS INDICATED. EARNINGS IN A TRADITIONAL IRA ACCOUNT WILL BE SUBJECT TO TAX WHEN WITHDRAWN FROM THE ACCOUNT. DISTRIBUTIONS FROM A ROTH IRA WHICH MEET THE CONDITIONS REQUIRED UNDER THE INTERNAL REVENUE CODE WILL NOT BE SUBJECT TO TAX UPON WITHDRAWAL FROM THE ACCOUNT.

MUTUAL FUND PROGRAMS

      From time to time, the Fund (or a portfolio of the Fund, if applicable) may be included in a mutual fund program with other Prudential Mutual Funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are created with an investment theme, e.g., to seek greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Fund may waive or reduce the minimum initial investment requirements in connection with such a program.

      The mutual funds in the program may be purchased individually or as a part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their Prudential Securities Financial Advisor or Prudential/Pruco Securities Representative concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.

                                 NET ASSET VALUE


      The NAV per share is the net worth of the Fund (assets, including securities at value, minus liabilities) divided by the number of shares outstanding. NAV is calculated separately for each class. The Fund will compute its NAV on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not affect NAV. In the event the New York Stock Exchange closes early on any business day, the NAV of the Fund's shares shall be determined at a time between such closing and 4:15 P.M., New York time. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


      Under the Investment Company Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Fund. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and other pricing agents. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Short-term investments which mature in 60 days or less are valued at amortized cost or by amortizing their value on the 61st day prior to maturity, if their term to maturity from date of purchase exceeds 60 days, unless the Board of Directors determines that such valuation does not represent fair value. Securities issued in private placements shall be valued at the mean between the bid and asked prices provided by primary market makers. Securities which are otherwise not readily marketable or securities for which reliable market quotations are not available are valued in good faith at fair value under the supervision of the Board of Directors of the Fund, taking into account such factors as the cost of the securities, transactions in comparable securities, relationships among various securities and other such factors as may be determined by the Fund's investment adviser to materially affect the value of such securities. The Board of Directors may consider prices provided by an independent pricing service in determining fair value.


      NAV is calculated separately for each class. The NAV of Class B and Class C shares will generally be lower than the NAV of Class A shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares as a result of the fact that the Class Z shares are not subject to any distribution or service fee. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

      The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. This will relieve the Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, permit net capital gains of the Fund (i.e., the excess of capital gains from the sale of assets held for more than 12 months over net short-term capital losses) to be treated as capital gains of the shareholders.


      Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund's annual gross income (without reduction for losses from the sale or other disposition of securities) be derived from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities); and (c) the Fund distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

      Any net capital gains distributed to shareholders will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held for more than 18 months. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income. In certain cases where the Fund acquires a put or writes a call on securities or otherwise holds an offsetting position with respect to the securities, the Fund's holding period in such securities may be tolled. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will generally be treated as gains and losses from the sale of securities. If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of the Fund's transactions may be subject to wash sale, short sale, conversion transaction, constructive sale and straddle provisions of the Internal Revenue Code.


      Special rules apply to most options on stock indices, futures contracts and options thereon, and forward foreign currency exchange contracts in which the Fund may invest. See "Investment Objective and Policies." These investments will generally constitute Section 1256 contracts and will be required to be "marked-to-market" for federal income tax purposes at the end of the Fund's taxable year; that is, treated as having been sold at market value. Except with respect to certain forward foreign currency exchange contracts, 60% of any gain or loss recognized on such "deemed sales" and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

      Gain or loss on the sale, lapse or other termination of options on stock and on narrowly-based stock indices will be capital gain or loss and will be long-term or short-term depending upon the holding period of the option. In addition, positions which are part of a straddle will be subject to certain wash sale and short sale provisions of the Internal Revenue Code. In the case of a straddle, the Fund may be required to defer the recognition of losses on positions it holds to the extent of any unrecognized gain on offsetting positions held by the Fund. The conversion transaction rules may apply to certain transactions to treat all or a portion of the gain thereon as ordinary income rather than as capital gain.


      Newly-enacted Internal Revenue Code Section 1259 will require the recognition of gain (but not loss) if the Fund makes a "constructive sale" of an appreciated financial position (e.g., stock). The Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

      Debt securities acquired by the Fund, such as zero coupon, pay-in-kind, deferred payment and distressed securities, may be subject to original issue discount and market discount rules. In any such case, as income accrues it will be treated as earned by the Fund and will be subject to the distribution requirements of the Internal Revenue Code described above. Because the accrued income may not be represented by cash, the Fund may have to dispose of other securities and use the proceeds to make the required distributions.


      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains, referred to under the Internal Revenue Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

      The Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the 12 months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.


      Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share NAV of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.


      Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.


      A shareholder who acquires shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition and then reacquires shares of the Fund pursuant to the 90-day repurchase privilege provided to Fund shareholders may not be allowed to include the sales charges incurred with respect to its initial shareholdings for purposes of calculating gain or loss realized upon a sale or exchange of those shares of the Fund. Instead, such changes may be treated as incurred on its reacquisition of Fund shares.


      The per share dividends on Class B and Class C shares will generally be lower than the per share dividends on Class A and Class Z shares as a result of the higher distribution-related fee applicable to the Class B and Class C shares. The per share capital gains distributions, if any, will be paid in the same amounts for Class A, Class B, Class C and Class Z shares. See "Net Asset Value."

      Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual, a foreign corporation or a foreign partnership (foreign shareholder) are subject to a 30% (or lower treaty rate) withholding tax upon the gross amount of the dividends unless the dividends are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain dividends paid to a foreign shareholder are generally not subject to withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions which are effectively connected with a U.S. trade or business of the foreign shareholder.

      Dividends received by corporate shareholders are eligible for a dividends-received deduction of 70% to the extent the Fund's income is derived from qualified dividends received by the Fund from domestic corporations.
Interest income, capital gain net income, gain or loss from Section 1256 contracts (described above), dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Individual shareholders are not eligible for the dividends-received deduction.

      If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend or distribution will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

      Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries will vary. The Fund does not expect to meet the requirements of the Internal Revenue Code for "passing-through" to its shareholders any foreign income taxes paid.

      Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                             PERFORMANCE INFORMATION

      YIELD. The Fund may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B, Class C and Class Z shares. This yield is computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of this period. Yield is calculated according to the following formula:

                            YIELD = 2 [( a-b +1)6-1]
                                         ---
                                         cd

Where:     a = dividends and interest earned during the period.
           b = expenses accrued for the period (net of reimbursements).

           c = the average daily number of shares  outstanding during the period that were  entitled to receive  dividends.
           d = the maximum offering price per share on the last day of the period.


   Yield fluctuates and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Yields for the Fund will vary based on a number of factors including changes in NAV, market conditions, the level of interest rates and the level of Fund income and expenses.


   AVERAGE ANNUAL TOTAL RETURN. The Fund may also advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

   Average annual total return is computed according to the following formula:

                               P ( 1 + T )/n/ = ERV

Where:     P   =  a hypothetical initial payment of $1,000.
           T   =  average annual total return.

           n   =  number of years.

           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

      Average annual total return takes into account any applicable initial or deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.

      AGGREGATE TOTAL RETURN. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

      Aggregate total return represents the cumulative change in the value of an investment in the Fund and is computed according to the following formula:

                                      ERV-P
                                      -----
                                        P

Where:     P   =  a hypothetical initial payment of $1,000.
           ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

      Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.

   From time to time, the performance of the Fund may be measured against various indices. Set forth below is a chart which compares the performance of different types of investments over the long term and the rate of inflation.(1)




                    A LOOK AT PERFORMANCE OVER THE LONG-TERM
                             AVERAGE ANNUAL RETURNS
                                1/1/26-12/31/97


                              COMMON STOCKS 11.0%
                           LONG-TERM GOV'T BONDS 5.2%
                                 INFLATION 3.1%

-----------

(1) Source: Ibbotson Associates, Stocks, Bonds , Bills and Inflation--1997 Yearbook (annually updates the work of Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. Common stock returns are based on the Standard and Poor's 500 Stock Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only and is not intended to represent the performance of any particular investment or fund. Investors cannot invest directly in an index. Past performance is not a guarantee of future results.


                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                           AND INDEPENDENT ACCOUNTANTS

      State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and in that capacity maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Subcustodians provide custodial services for the Fund's foreign assets held outside the United States. See "How the Fund is Managed--Custodian and Transfer and Dividend Disbursing Agent" in the Prospectus.


      Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Dividend Disbursing Agent of the Fund. PMFS is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee per shareholder account of $13.00, a new account set-up fee for each manually established account of $2.00 and a monthly inactive zero balance account fee per shareholder account of $.20. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs.


      Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as the Fund's independent accountants, and in that capacity audits the Fund's annual financial statements.

                  PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES



ASSETS:                                                                        FEBRUARY 17, 1998
                                                                               -----------------

Cash............................................................................   $100,000
Deferred organization and offering costs (Note 1)...............................    300,000

         Total Assets...........................................................    400,000
                                                                                    -------
LIABILITIES

Deferred organization and offering costs payable (Note 1).......................    300,000
                                                                                    -------
Net Assets (Note 1)

   Applicable to 10,000 shares of common stock..................................   $100,000
                                                                                   ========
CALCULATION OF OFFERING PRICE

CLASS A:

   Net asset value and redemption price per Class A share.......................  $   10.00
      ($25,000 divided by 2,500 shares of common stock issued and outstanding)
   Maximum sales charge (4.0% of offering price)................................        .42
                                                                                    -------
   Offering price to public.....................................................  $   10.42
                                                                                      =====
Class B:
   Net asset value, offering price and redemption price per Class B share         $   10.00
      ($25,000 divided by 2,500 shares of common stock issued and outstanding)        =====

Class C:
   Net asset value, offering price and redemption price per Class C share         $   10.00
      ($25,000 divided by 2,500 shares of common stock issued and outstanding)        =====

Class Z:
   Net asset value, offering price and redemption price per Class Z share         $   10.00
      ($25,000 divided by 2,500 shares of common stock issued and outstanding)        =====


                        See Notes to Financial Statement

                  PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.

                          NOTES TO FINANCIAL STATEMENT

      NOTE 1. Prudential High Yield Total Return Fund, Inc. ("the Fund"), which was incorporated in Maryland on February 18, 1997, is an open-end diversified, management investment company. The Fund has had no significant operations other than the issuance of 2,500 shares each of Class A, Class B, Class C and Class Z shares of common stock for $100,000 on February 17, 1998 to Prudential Investments Fund Management LLC (PIFM).

      Costs incurred and expected to be incurred in connection with the organization and offering of the Fund will be paid initially by PIFM and will be repaid to PIFM upon commencement of investment operations. Offering costs will be deferred and amortized over a period not to exceed 12 months. Organizational costs will be deferred and amortized over the period of benefit not to exceed 60 months from the date the Fund commences investment operations. If any of the initial shares of the Fund are redeemed by PIFM during the period of amortization of organization expenses, the redemption proceeds will be reduced by the pro rata amount of unamortized organization expenses based on the number of initial shares being redeemed to the number of the initial shares outstanding.

      NOTE 2. AGREEMENTS. The Fund has entered into a management agreement with PIFM.

      The management fee paid PIFM will be computed daily and payable monthly, at an annual rate of .65 of 1% of the average daily net assets of the Fund.

      Pursuant to a subadvisory agreement between PIFM and The Prudential Investment Corporation ("PIC"), doing business as Prudential Investments (PI), PI furnishes investment advisory services pursuant to the management agreement and supervises PI's performance of such services. PIFM pays for the services of PI, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

      PIFM has agreed that, in any fiscal year, it will reimburse the Fund for expenses (including the fees of PIFM but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses) in excess of the most restrictive expense limitation imposed by state securities commissions. Such expense reimbursement, if any, will be estimated and accrued daily and payable monthly. No jurisdiction currently limits the Fund's expenses.

      The Fund has entered into a distribution agreement with Prudential Securities Incorporated (PSI or the "Distributor") for distribution of the Fund's shares.

      Pursuant to separate Plans of Distribution (the Class A Plan, the Class B Plan and the Class C Plan, collectively the "Plans") adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940, PSI incurs the expenses of distributing the Fund's Class A, Class B and Class C shares. These expenses include commissions and account servicing fees paid to, or on account of, financial advisers of PSI and Pruco Securities Corporation (Prusec), an affiliated broker-dealer, commissions paid to, or on account of, other broker-dealers or certain financial institutions which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of PSI and Prusec associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

      Pursuant to the Class A Plan, the Fund will compensate PSI for its expenses with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net asset value of the Class A shares. PSI has agreed to limit its distribution-related fees payable under the Class A Plan to .15 of 1% of the average daily net asset value of the Class A shares for the fiscal year ending March 31, 1999.

      Pursuant to the Class B and Class C Plans, the Fund will compensate PSI for its distribution-related expenses with respect to the Class B and C shares at an annual rate of up to 1% of the average daily net assets of the Class B and C shares. PSI has agreed to limit its distribution-related fees payable under the Class B and C Plans to .75 of 1% of the average daily net assets of the Class B and C shares for the fiscal year ending March 31, 1999.

      PSI incurs the expense of distributing the Fund's Class Z shares under a distribution agreement with the Fund, none of which is paid for or reimbursed by the Fund.

      Prudential Mutual Fund Services LLC ("PMFS"), a whollly-owned subsidiary of PIFM, serves as the Fund's transfer agent.

      PIFM, PIC and PSI are indirect wholly-owned subsidiaries of the Prudential Insurance Company of America.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Directors of Prudential High Yield Total Return Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Prudential High Yield Total Return Fund, Inc. (the "Fund") at February 17, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 23, 1998

                     APPENDIX I--HISTORICAL PERFORMANCE DATA

      The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

      The following chart shows the long-term performance of various asset classes and the rate of inflation.

                EACH INVESTMENT PROVIDES A DIFFERENT OPPORTUNITY



                                     [CHART]




Source: Stocks, Bonds, Bills, and Inflation 1997 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential Mutual Fund.


Generally, stock returns are due to capital appreciation and reinvesting any gains. Bond returns are due mainly to reinvesting interest. Also, stock prices usually are more volatile than bond prices over the long-term. Small stock returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

Long-term government bond returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).

      Set forth below is historical performance data relating to various sectors of the fixed income securities markets. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1987 through 1996. The total returns of the indices include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of the Fund or of any sector in which the Fund invests.

      All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Fund Expenses" in the Prospectus. The net effect of the deduction of the operating expenses of a mutual fund on these historical total returns, including the compounded effect over time, could be substantial.


            Historical Total Returns of Different Bond Market Sectors




                                     [CHART]




1 LEHMAN BROTHERS TREASURY BOND INDEX is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.

2 LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is an unmanaged index that includes over 600 15- and 30-year fixed-rate mortgage-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).

3 LEHMAN BROTHERS CORPORATE BOND INDEX includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S. dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year.

4 LEHMAN  BROTHERS HIGH YIELD BOND INDEX is an unmanaged  index  comprising over
  750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by Standard & Poor's or Fitch Investors Service). All bonds in the index have maturities of at least one year.

5 SALOMON BROTHERS WORLD GOVERNMENT INDEX (NON U.S.) includes over 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

This chart illustrates the performance of major world stock markets for the period from 1986 through September 1997. It does not represent the performance of any Prudential Mutual Fund.

           AVERAGE ANNUAL TOTAL RETURNS OF MAJOR WORLD STOCK MARKETS
                              (12/31/86 - 9/30/97)

                                     [CHART]


Source:  Morgan  Stanley  Capital  International  (MSCI) and  Lipper  Analytical
Services, Inc. Used with permission. Morgan Stanley Country indices are unmanaged indices which include those stocks making up the largest two-thirds of each country's total stock market capitalization. Returns reflect the reinvestment of all distributions. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of any specific investment. Investors cannot invest directly in stock indices.




This chart shows the growth of a hypothetical $10,000 investment made in the stocks representing the S&P 500 stock index with and without reinvested dividends.


     1969 - 1996 CAPITAL APPRECIATION AND REINVESTING DIVIDENDS--$228,266;
                       CAPITAL APPRECIATION ONLY--$80,535

                                     [CHART]



Source: Stocks, Bonds, Bills, and Inflation 1996 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. This chart is used for illustrative purposes only and is not intended to represent the past, present or future performance of any Prudential Mutual Fund. Common stock total return is based on the Standard & Poor's 500 Stock Index, a market-value- weighted index made up of 500 of the largest stocks in the U.S. based upon their stock market value. Investors cannot invest directly in indices.



                   WORLD STOCK MARKET CAPITALIZATION BY REGION

                           World Total: $9.2 Trillion



                                     [CHART]


Source: Morgan Stanley Capital International, September 30, 1997. Used with permission. This chart represents the capitalization of major world stock markets as measured by the Morgan Stanley Capital International (MSCI) World Index. The total market capitalization is based on the value of approximately 1577 companies in 22 countries (representing approximately 60% of the aggregate market value of the stock exchanges). This chart is for illustrative purposes only and does not represent the allocation of any Prudential Mutual Fund.

This chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.


              LONG U.S. TREASURY BOND YIELD IN PERCENT (1926-1997)



                                     [CHART]

----------
Source: Stocks, Bonds, Bills, and Inflation 1997 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. The chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-1997. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes and should not be construed to represent the yields of any Prudential Mutual Fund.

     The following chart, although not relevant to share ownership in the Fund, may provide useful information about the effects of a hypothetical investment diversified over different asset portfolios. The chart shows the range of annual total returns for major stock and bond indices for the period from December 31, 1976 through December 31, 1996. The horizontal "Best Returns Zone" band shows that a hypothetical blended portfolio constructed of one-third U.S. stock (S&P
500), one-third foreign stock (EAFE Index), and one-third U.S. bonds (Lehman Index) would have eliminated the "highest highs" and "lowest lows" of any single asset class.


                                     [CHART]


----------
* Source: Prudential Investment Corporation based on data from Lipper Analytical New Application (LANA). Past performance is not indicative of future results. The S&P 500 Index is a weighted, unmanaged index comprised of 500 stocks which provides a broad indication of stock price movements. The Morgan Stanley EAFE Index is an unmanaged index comprised of 20 overseas stock markets in Europe, Australia, New Zealand and the Far East. The Lehman Aggregate Index includes all publicly-issued investment grade debt with maturities over one year, including U.S. government and agency issues, 15 and 30 year fixed-rate government agency mortgage securities, dollar denominated SEC registered corporate and government securities, as well as asset-backed securities. Investors cannot invest directly in stock or bond market indices.

                     HIGH YIELD BONDS PROVIDE GREATER INCOME


                                    [CHART]



----------
Source: Federal Reserve Statistical Release and Merrill Lynch Portfolio Strategy Group. This chart is for illustrative purposes only and is not intended to represent the past, present or future performance of the Prudential Diversified Bond Fund.


Federal Reserve Statistical Release for: Three-month Certificates of Deposit based on an average of dealer offering rates on nationally traded certificates of deposit and annualized using a 360-day year or bank interest CDS generally offer insured principal and a fixed rate of return. Thirty-year U.S. Treasury Bonds, based on data from the U.S. Treasury on yields of actively traded issues adjusted to constant maturities. Investment Grade Corporate Bonds based on corporate bonds rated Baa by Moody's Investors Service. As of [12/31/97], the index was comprised of ten bonds. Merrill Lynch Portfolio Strategy Group for Non- investment grade "High yield" corporate bonds as measured by the Merrill Lynch High Yield Master Index, a weighted index of U.S. and Yankee high yield bonds (rated BBB/Baa3 or lower by Standard & Poor's/Moody's Investor's Service). As of [12/31/97] the index was comprised of 842 bonds. High yield bonds are subject to greater credit and market risk.


Investors cannot buy or invest directly in market indices or averages. Past performance is not indicative of future results.

                     CHART: ATTRACTIVE RETURNS AND LESS RISK







----------
Source: Prudential Investment Corporation, based on data from Lipper Analytical New Applications (LANA).


This chart is for illustrative purposes only and is not intended to represent the past, present or future performance of the Prudential High Yield Total Return Fund. Non-investment grade "High yield" corporate bonds as measured by the Merrill Lynch High Yield Master Index, a weighted index of U.S. and Yankee high yield bonds (rated BBB/Baa3 or lower by Standard & Poor's/Moody's Investors Service). As of 12/31/97 the index was comprised of 842 bonds. High yield bonds are subject to greater credit and market risk. Stocks as measured by the Standard & Poor's 500 Index, on unmanaged weighted index of 500 U.S. stocks believed to be a broad indicator of price movement. Annual percent volatility is measured by "standard deviation," a measure of how a portfolio's performance changes over time have varied from the mean return. Investors cannot buy or invest directly in market indices or averages. Past performance is not indicative of future results.

     CHART: RISK/REWARD CHARACTERISTICS OF ASSET CLASSES: 12/31/79-12/31/97

ANNUALIZED 80-97 RISK/REWARD

Plot Points:
                                 Standard       Geometric
                               Deviation (%)     Mean (%)
                               -------------    ---------

U.S. Intermediate Treasury         7.19%          10.16%
U.S. 30-Day T-Bill                 0.91%          7.13%
ML Corp. Master                    8.88%          11.31%
ML Mortgage                        8.44%          11.04%
LB AAA Corp.                       9.52%          10.94%
Wilshire 5000                     17.45%          16.42%
MSCI EAFE                         20.19%          13.84%
S&P/BARRA 500 Growth              18.81%          16.72%
S&P/BARRA 500 Valuee              16.35%          17.15%
U.S. Inflation                     1.08%           4.23%
Gold                              18.44%          -3.12%
S&P 500                           17.24%          17.13%
DLJ HY Bonds                       9.19%          13.71%
U.S. Long-Term Treasury           13.36%          11.76%

----------

Source: DLJ Research. Risk, as measured by standard deviation of returns. A statistical measurement of volatility about an average total return, which, for a mutual fund, depicts how widely the returns varied over a certain period of time.

                   APPENDIX II--GENERAL INVESTMENT INFORMATION

ASSET ALLOCATION

     Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

     Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

     Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

     Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years--the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

     Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

     Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.


STANDARD DEVIATION

      Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                APPENDIX III--INFORMATION RELATING TO PRUDENTIAL

     Set forth below is information relating to The Prudential Insurance Company of America (Prudential) and its subsidiaries as well as information relating to the Prudential Mutual Funds. See "How the Fund is Managed--Manager" in the Prospectus. The data will be used in sales materials relating to the Prudential Mutual Funds. Unless otherwise indicated, the information is as of December 31, 1996 and is subject to change thereafter. All information relies on data provided by The Prudential Investment Corporation (PIC) or from other sources believed by the Manager to be reliable. Such information has not been verified by the Fund.


INFORMATION ABOUT PRUDENTIAL


     The Manager and PIC/1/ are subsidiaries of Prudential, which is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1996. Principal products and services include life and health insurance, other healthcare products, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage. Prudential (together with its subsidiaries) employs more than 81,000 persons worldwide, and maintains a sales force of approximately 11,500 agents and 6,400 financial advisors. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. Prudential uses the Rock of Gibraltar as its symbol. The Prudential rock is a recognized brand name throughout the world.

     Insurance. Prudential has been engaged in the insurance business since 1875. It insures or provides financial services to nearly 50 million people worldwide--one of every five people in the United States. Long one of the largest issuers of individual life insurance, the Prudential has 22 million life insurance policies in force today with a face value of $1 trillion. Prudential has the largest capital base ($12.1 billion) of any life insurance company in the United States. The Prudential provides auto insurance for approximately 1.6 million cars and insures approximately 1.2 million homes.

     Money Management. The Prudential is one of the largest pension fund managers in the country, providing pension services to 1 in 3 Fortune 500 firms. It manages $36 billion of individual retirement plan assets, such as 401(k) plans. As of December 31, 1996, Prudential had more than $322 billion in assets under management. Prudential's Investments, a business group of Prudential (of which Prudential Mutual Funds is a key part) manages over $190 billion in assets of institutions and individuals. In Pensions & Investments, May 12, 1996, Prudential was ranked third in terms of total assets under management.

     Real Estate. The Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 37,000 brokers and agents and more than 1,100 offices in the United States./2/

     Healthcare. Over two decades ago, the Prudential introduced the first federally-funded, for-profit HMO in the country. Today, approximately 4.6 million Americans receive healthcare from a Prudential managed care membership.

     Financial Services. The Prudential Bank, a wholly-owned subsidiary of Prudential, has nearly $1 billion in assets and serves nearly 1.5 million customers across 50 states.


INFORMATION ABOUT THE PRUDENTIAL MUTUAL FUNDS

     As of October 31, 1997, Prudential Investments Fund Management LLC was the seventeen largest mutual fund company in the country, with over 2.5 million shareholders invested in more than 50 mutual fund portfolios and variable annuities with more than 3.7 million shareholder accounts.

     The Prudential Mutual Funds have over 30 portfolio managers who manage over $55 billion in mutual fund and variable annuity assets. Some of Prudential's portfolio managers have over 20 years of experience managing investment portfolios.

     From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as The Wall Street Journal, The New York Times, Barron's and USA Today.


------------------
/1/ Prudential Investments, serves as the Subadviser to substantially all of the Prudential Mutual Funds. Wellington Management Company serves as the subadviser to Global Utility Fund, Inc., Nicholas-Applegate Capital Management as the subadviser to Nicholas-Applegate Fund, Inc., Jennison Associates Capital Corp. as the subadviser to Prudential Jennison Series Fund, Inc. and Mercater Asset Management L.P. as the Subadviser to International Stock Series, a portfolio of Prudential World Fund, Inc. There are multiple subadvisers for The Target Portfolio Trust.
/2/   As of December 31, 1996.


                                     III-1

     Equity Funds. Forbes magazine listed Prudential Equity Fund among twenty mutual funds on its Honor Roll in its mutual fund issue of August 28, 1995. Honorees are chosen annually among mutual funds (excluding sector funds) which are open to new investors and have had the same management for at least five years. Forbes considers, among other criteria, the total return of a mutual fund in both bull and bear markets as well as a fund's risk profile. Prudential Equity Fund is managed with a "value" investment style by PIC. In 1995, Prudential Securities introduced Prudential Jennison Fund, a growth-style equity fund managed by Jennison Associates Capital Corp., a premier institutional equity manager and a subsidiary of Prudential.


     High Yield Funds. Investing in high yield bonds is a complex and research intensive pursuit. A separate team of high yield bond analysts monitor approximately 200 issues held in the Prudential High Yield Fund (currently the largest fund of its kind in the country) along with 100 or so other high yield bonds, which may be considered for purchase./3/ Non-investment grade bonds, also known as junk bonds or high yield bonds, are subject to a greater risk of loss of principal and interest including default risk than higher-rated bonds. Prudential high yield portfolio managers and analysts meet face-to-face with almost every bond issuer in the High Yield Fund's portfolio annually, and have additional telephone contact throughout the year.


     Prudential's portfolio managers are supported by a large and sophisticated research organization. Fourteen investment grade bond analysts monitor the financial viability of approximately 1,750 different bond issuers in the investment grade corporate and municipal bond markets--from IBM to small municipalities, such as Rockaway Township, New Jersey. These analysts consider among other things sinking fund provisions and interest coverage ratios.

     Prudential's portfolio managers and analysts receive research services from almost 200 brokers and market service vendors. They also receive nearly 100 trade publications and newspapers--from Pulp and Paper Forecaster to Women's Wear Daily--to keep them informed of the industries they follow.

     Prudential Mutual Funds' traders scan over 100 computer monitors to collect detailed information on which to trade. From natural gas prices in the Rocky Mountains to the results of local municipal elections, a Prudential portfolio manager or trader is able to monitor it if it's important to a Prudential mutual fund.

     Prudential Mutual Funds trade approximately $31 billion in U.S. and foreign government securities a year. PIC seeks information from government policy makers. In 1995, Prudential's portfolio managers met with several senior U.S. and foreign government officials, on issues ranging from economic conditions in foreign countries to the viability of index-linked securities in the United States.

     Prudential Mutual Funds' portfolio managers and analysts met with over 1,200 companies in 1995, often with the Chief Executive Officer (CEO) or Chief Financial Officer (CFO). They also attended over 250 industry conferences.

     Prudential Mutual Fund global equity managers conducted many of their visits overseas, often holding private meetings with a company in a foreign language (our global equity managers speak 7 different languages, including Mandarin Chinese).

     Trading Data./4/ On an average day, Prudential Mutual Funds' U.S. and foreign equity trading desks traded $77 million in securities representing over
3.8 million shares with nearly 200 different firms. Prudential Mutual Funds' bond trading desks traded $157 million in government and corporate bonds on an average day. That represents more in daily trading than most bond funds tracked by Lipper even have in assets./5/ Prudential Mutual Funds' money market desk traded $3.2 billion in money market securities on an average day, or over $800 billion a year. They made a trade every 3 minutes of every trading day. In 1994, the Prudential Mutual Funds effected more than 40,000 trades in money market securities and held on average $20 billion of money market securities./6/


     Based on complex-wide data, on an average day, over 7,250 shareholders telephoned Prudential Mutual Fund Services LLC, the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls answered.

----------
/3/ As of December 31, 1995. The number of bonds and the size of the Fund are subject to change.

/4/ Trading data represents average daily transactions for portfolios of the Prudential Mutual Funds for which PIC serves as the subadviser, portfolios of the Prudential Series Fund and institutional and non-US accounts managed by Prudential Mutual Fund Investment Management, a division of PIC, for the year ended December 31, 1995.

/5/ Based on 669 funds in Lipper Analytical Services categories of Short U.S. Treasury, Short U.S. Government, Intermediate U.S. Treasury, Intermediate U.S. Government, Short Investment Grade Debt, Intermediate Investment Grade Debt, General U.S. Treasury, General U.S. Government and Mortgage Funds.

/6/  As of December 31, 1994.


                                     III-2

INFORMATION ABOUT PRUDENTIAL SECURITIES

     Prudential Securities is the fifth largest retail brokerage firm in the United States with approximately 5,600 financial advisors. It offers to its clients a wide range of products, including Prudential Mutual Funds and annuities. As of December 31, 1995, assets held by Prudential Securities for its clients approximated $168 billion. During 1994, over 28,000 new customer accounts were opened each month at PSI./7/

     Prudential Securities has a two-year Financial Advisor training program plus advanced education programs, including Prudential Securities "university," which provides advanced education in a wide array of investment areas. Prudential Securities is the only Wall Street firm to have its own in-house Certified Financial Planner (CFP) program. In the December 1995 issue of Registered Rep, an industry publication, Prudential Securities' Financial Advisor training programs received a grade of A- (compared to an industry average of B+).

     In 1995, Prudential Securities' equity research team ranked 8th in Institutional Investor magazine's 1995 "All America Research Team" survey. Five Prudential Securities analysts were ranked as first-team finishers./8/

     In addition to training, Prudential Securities provides its financial advisors with access to firm economists and market analysts. It has also developed proprietary tools for use by financial advisors, including the Financial Architects SM, a state-of-the- art asset allocation software program which helps Financial Advisors to evaluate a client's objectives and overall financial plan, and a comprehensive mutual fund information and analysis system that compares different mutual funds.

     For more complete information about any of the Prudential Mutual Funds, including charges and expenses, call your Prudential Securities financial adviser or Pruco/Prudential representative for a free prospectus. Read it carefully before you invest or send money.


----------
/7/  As of December 31, 1994.

/8/ On an annual basis, Institutional Investor magazine surveys more than 700 institutional money managers, chief investment officers and research directors, asking them to evaluate analysts in 76 industry sectors. Scores are produced by taking the number of votes awarded to an individual analyst and weighting them based on the size of the voting institution. In total, the magazine sends its survey to approximately 2,000 institutions and a group of European and Asian institutions.


                                      III-3

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

   (A) FINANCIAL STATEMENTS:

      (1) Financial Statements included in the Prospectus constituting Part A of this Registration Statement:

          None.


     (2) Financial Statements included in the Statement of Additional Information constituting Part B of this Registration Statement:
          Statement of Assets and Liabilities at February 17, 1998. Report of Independent Accountants.


   (B) EXHIBITS:


           1. Articles of Incorporation. Incorporated by reference to Exhibit 1 to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333-23593).

           2. By-Laws. Incorporated by reference to Exhibit 2 to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333-23593).


           3. Not Applicable.


           4. Instruments defining rights of shareholders. Incorporated by reference to Exhibit 4 to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333-23593).

           5. (a) Management Agreement between the Registrant and Prudential Investments Fund Management LLC.*

              (b) Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation.*

           6. (a) Distribution Agreement between the Registrant and Prudential Securities Incorporated.*

              (b)  Selected  Dealer  Agreement.  Incorporated  by  reference  to
              Exhibit 6(b) to the Initial Registration Statement on Form N-1A filed via Edgar on March 19, 1997 (File No. 333-23593).


           7.  Not Applicable.


           8. Custodian Contract between the Registrant and State Street Bank and Trust Company. *

           9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC.*


           10. Opinion of Shereff, Friedman, Hoffman & Goodman, LLP.*

           11. Consent of Independent Auditors.*

           12. Not Applicable.


           13. Purchase Agreement.*


           14. Not Applicable.


           15. (a) Form of Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit 15(a) to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333-23593).

               (b) Form of Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit 15(b) to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333-23593).

               (c) Form of Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit 15(c) to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333-23593).


           16. Not Applicable.


           17. Financial Data Schedules filed as Exhibit 27 for electronic purposes.*

           18. Rule 18f-3 Plan. Incorporated by reference to Exhibit 18 to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333-23593).


----------
*Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     None.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


     As of February 17, 1998, there was one shareholder of Class A, Class B, Class C and Class Z shares of common stock, $.0001 par value per share of the Registrant.

ITEM 27. INDEMNIFICATION.


     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit 6(a) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.


     Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.


     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

     Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Under its Articles of Incorporation, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position of Section 17(h) advances will be limited in the following respect:

     (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

     (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

     (3) Such promise must be secured by a surety bond or other suitable insurance; and


     (4) Such surety bond or other insurance must be paid for by the recipient of such advance.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     (a) Prudential Investments Fund Management LLC

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.


     The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

     The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102- 4077.




NAME                         POSITION WITH PIFM                                    PRINCIPAL OCCUPATION
Frank W. Giordano            Executive Vice President,      Executive Vice President, General Counsel, Secretary and Director,
                             Secretary and                  PIFM and PMFD; Senior Vice President, Prudential Securities; Director,
                             General Counsel                Prudential Mutual Fund Services, Inc. (PMFS)

Robert F. Gunia              Executive Vice President       Vice President, Comptroller, Prudential Investments; Executive Vice
                             and Treasurer                  President and Treasurer, PIFM; Senior Vice President, Prudential

                                                            Securities Incorporated

Neil A. McGuinness           Executive Vice President       Executive Vice President, PMF&A; Executive Vice President, PIFM

Brian Storms                 Officer-in-Charge,             President, PMF&A Officer-in Charge, President, Chief Executive
                             President, Chief               Officer and Chief Operating Officer, PIFM
                             Executive Officer and
                             Chief Operating Officer

Robert J. Sullivan           Executive Vice President       Executive Vice President, PMF&A; Executive Vice President, PIFM





         (b) The Prudential Investment Corporation

         See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.


         The business and other connections of PIC's directors and executive officers are as set forth below. The address of each person is Prudential Plaza, Newark, NJ 07102-4077.




NAME AND ADDRESS              Position with PIC                                    Principal Occupations
E. Michael Caulfield          Chairman of the Board,        Chief Executive Officer of Prudential Investments of The Prudential
                              President and Chief           Insurance Company of America (Prudential)
                              Executive Officer and
                              Director

Jonathan M. Greene            Senior Vice President and     President--Investment Management of Prudential Investments of
                              Director                      Prudential

John R. Strangfeld            Vice President and Director   President of Private Asset Management Group of Prudential; Senior
                                                            Vice President, Prudential; Vice President and Director, PIC




ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Prudential Securities Incorporated


      Prudential Securities is distributor for Cash Accumulation Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity
Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Distressed Securities Fund, Inc., Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc.,

Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., Prudential World Fund, Inc. and The Target Portfolio Trust. Prudential Securities is also a depositor for the following unit investment trusts:


                                  Corporate Investment Trust Fund
                                  Prudential Equity Trust Shares
                                  National Equity Trust
                                  Prudential Unit Trusts
                                  Government Securities Equity Trust
                                  National Municipal Trust

     (b) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.



                              Positions and                                                           Positions and
NAME(1)                       Offices with                                                            Offices with
                              Underwriter                                                             Registrant
Alan D. Hogan.............    Executive Vice President, Chief Administrative Officer                       None
                              and Director

William Horan.............    Chief Financial Officer                                                      None

George A. Murray..........    Executive Vice President and Director                                        None

Leland B. Paton...........    Executive Vice President and Director                                        None
   One New York Plaza
   New York, NY 10292

Martin Pfinsgraff.........    Executive Vice President and Director                                        None

Vincent T. Pica, II           Executive Vice President and Director                                        None
   One New York Plaza
   New York, NY 10292.....

Hardwick Simmons..........    Chief Executive Officer, President and Director                              None

Lee B. Spencer, Jr........    Executive Vice President, General Counsel and Director                       None

Brian Storms..............    Director                                                                     None
   Gateway Center Three
   100 Mulberry Street
   Newark, NJ 07102




(1) The address of each person named is One Seaport Plaza, New York, New York 10292, unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102- 4077, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) and
Rules 31a-1(b)(4) and (11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 31. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS

     The Registrant hereby undertakes to file a post-effective amendment, using financial statements which may not be certified, within four to six months from the effective date of this Registration Statement.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 26th day of February 1998.


                                     PRUDENTIAL HIGH YIELD TOTAL RETURN
                                     FUND, INC.

                                       By /s/ Richard A. Redeker
                                          -----------------------------
                                               RICHARD A. REDEKER
                                                   PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                   Title                            Date

/s/ Edward D. Beach                        Director                     February 26, 1998
---------------------------------
   EDWARD D. BEACH

/s/ Eugene C. Dorsey                       Director                     February 26, 1998
---------------------------------
   EUGENE C. DORSEY

/s/ Delayne D. Gold                        Director                     February 26, 1998
---------------------------------
   DELAYNE D. GOLD

/s/ Robert F. Gunia                        Director                     February 26, 1998
---------------------------------
   ROBERT F. GUNIA

/s/ Harry A. Jacobs, Jr.                   Director                     February 26, 1998
---------------------------------
   HARRY A. JACOBS, JR.

/s/ Mendel A. Melzer                       Director                     February 26, 1998
---------------------------------
   MENDEL A. MELZER

/s/ Thomas T. Mooney                       Director                     February 26, 1998
---------------------------------
   THOMAS T. MOONEY

/s/ Thomas H. O'Brien                      Director                     February 26, 1998
---------------------------------
   THOMAS H. O'BRIEN

/s/ Richard A. Redeker                     President and Director       February 26, 1998
---------------------------------
   RICHARD A. REDEKER

/s/ Nancy H. Teeters                       Director                     February 26, 1998
---------------------------------
   NANCY H. TEETERS

/s/ Louis A. Weil, III                     Director                     February 26, 1998
---------------------------------
   LOUIS A. WEIL, III

/s/ Grace C. Torres                        Treasurer and Principal      February 26, 1998
---------------------------------
   GRACE C. TORRES                         Financial and Accounting
                                           Officer

                  PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.

                                 EXHIBIT INDEX


 Exhibit Number                   Description                                    Page Number
 --------------                   -----------                                    -----------
       1. Articles of  Incorporation.  Incorporated by reference to Exhibit 1 to the Initial  Registration  Statemen--  on Form N-1A filed via EDGAR on
          March 19, 1997 (File No. 333-23593).

       2. By-Laws.  Incorporated  by  reference  to  Exhibit  2 to  the  Initial
          Registration  Statement  on Form  N-1A -- filed via EDGAR on March 19,
          1997 (File No. 333-23593).

       3. Not Applicable.

       4. Instruments Defining Rights of Shareholders. Incorporated by reference to Exhibit 4 to the Initial -- Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333-23593).

     5(a) Management Agreement between the Registrant and Prudential Investments
          Fund Management LLC.*

     5(b) Subadvisory  Agreement between Prudential  Investments Fund Management
          LLC and The Prudential -- Investment Corporation.*

     6(a) Distribution   Agreement   between  the   Registrant   and  Prudential
          Securities Incorporated.*

     6(b) Selected Dealer Agreement. Incorporated by reference to Exhibit 6(b) to the Initial Registration -- Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333-23593).

       7. Not Applicable.

       8. Custodian  Contract  between the  Registrant and State Street Bank and
          Trust Company.*

       9. Transfer  Agency and  Service  Agreement  between the  Registrant  and
          Prudential Mutual Fund -- Services LLC.*

      10. Opinion of Shereff, Friedman, Hoffman & Goodman, LLP.*

      11. Consent of Independent Auditors.*

      12. Not Applicable.

      13. Purchase Agreement.*                                                                                   --

      14. Not Applicable.

    15(a) Form of Distribution and Service Plan for Class A Shares. Incorporated by reference to Exhibit 15(a) -- to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333- 23593).

    15(b) Form of Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit 15(b) -- to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333- 23593).

   15(c). Form of Distribution and Service Plan for Class C Shares. Incorporated by reference to Exhibit 15(c) -- to the Initial Registration Statement on Form N-1A filed via EDGAR on March 19, 1997 (File No. 333- 23593).

      16. Not applicable.                                                                                        --

      17. Financial Data Schedules filed as Exhibit 27 for electronic purposes.*

      18. Rule  18f-3  Plan.  Incorporated  by  reference  to  Exhibit 18 to the
          Initial  Registration  Statement on Form N-1A filed via EDGAR on March
          19, 1997 (File No. 333-23593).



----------
*Filed herewith.